                                                      AHA INVESTMENT FUNDS, INC.

                                                      Semi-Annual Report to
                                                      Shareholders

                                                      As of December 31, 1999

CONTENTS





--------------------------------------------------------------------------------
Portfolio of Investments                                                       1

   Full Maturity Fixed Income Portfolio
   Limited Maturity Fixed Income Portfolio
   Diversified Equity Portfolio
   Balanced Portfolio

Financial Statement                                                           43

Notes to Financial Statements                                                 47





--------------------------------------------------------------------------------

                      FULL MATURITY FIXED INCOME PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1999

SHARES OR
PRINCIPAL                                                                              MARKET VALUE
---------                                                                              ------------
LONG-TERM OBLIGATIONS                                                 98.9%
U.S. GOVERNMENT AND AGENCY OBLIGATIONS                                58.2%
                 United States Treasury Bonds
$         20,000  11.875%   11/15/03                                                   $     23,619
         800,000  10.750%   08/15/05                                                        955,250
         100,000   6.000%   08/15/09                                                         96,906
       1,175,000   9.875%   11/15/15                                                      1,519,422
       5,725,000   9.250%   02/15/16                                                      7,072,167
       2,440,000   8.000%   11/15/21                                                      2,768,639
       2,210,748   3.625%   04/15/28                                                      1,976,548

                 United States Treasury Notes
         400,000   5.625%   11/30/00                                                        398,625

                 United States Treasury Inflation Index Bonds
       1,020,249   3.625%   01/15/08                                                        972,106
       1,250,160   3.875%   04/15/29                                                      1,168,118

                 United States Treasury Strips
       2,150,000   0.000%   11/15/04                                                      1,568,324

                 Federal Home Loan Mortgage Corporation
          52,101   8.750%   04/01/09                                                         52,333
          46,233  10.500%   01/01/10                                                         49,353
       2,270,093   5.500%   02/01/14                                                      2,111,758
         176,554   9.300%   04/15/19                                                        181,859
         344,724   7.000%   06/15/21                                                        340,076
         629,167   7.000%   09/15/21                                                        619,582
         843,832   6.000%   04/15/22                                                        802,531
         276,074   7.000%   05/01/24                                                        268,466
       1,187,381   6.500%   06/01/29                                                      1,120,591
         299,245   7.000%   08/01/29                                                        289,831
         108,889   7.500%   08/01/29                                                        107,925
         189,655   6.000%   10/01/29                                                        173,870
         208,420   7.500%   10/01/29                                                        206,574


THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS
SCHEDULE.

                                      -1-

                FULL MATURITY FIXED INCOME PORTFOLIO (CONTINUED)
                            PORTFOLIO OF INVESTMENTS


SHARES OR
PRINCIPAL                                                                              MARKET VALUE
---------                                                                              ------------
LONG-TERM OBLIGATIONS (CONTINUED)
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (CONTINUED)
                 Federal National Mortgage Association
                 (mortgage-backed securities)
$        300,000   6.000%   01/01/14                                                   $    284,625
         350,855   9.500%   07/25/19                                                        365,561
         244,310   7.600%   11/25/19                                                        242,822
         335,260   6.500%   02/25/20                                                        325,395
         496,984   7.000%   07/25/20                                                        490,043
         261,742   6.500%   09/25/20                                                        251,920
         280,428   7.000%   09/25/20                                                        276,551
         290,633   8.500%   09/25/20                                                        298,242
         315,691   7.000%   10/25/20                                                        311,232
         126,990   7.000%   01/25/21                                                        126,810
         288,018   7.000%   01/25/21                                                        282,053
         359,990   6.500%   02/25/21                                                        349,283
         415,825   8.000%   02/25/21                                                        419,936
         590,256   7.000%   03/25/21                                                        581,966
         343,397   6.500%   06/25/21                                                        330,903
         351,631   8.500%   09/25/21                                                        361,253
         324,692   7.000%   06/25/22                                                        317,836
         113,207   9.500%   02/25/25                                                        119,655
         395,292   6.000%   01/01/29                                                        362,238
         800,058   6.000%   01/01/29                                                        733,158
         369,023   6.000%   06/01/29                                                        337,963
       1,147,451   6.500%   06/01/29                                                      1,082,190
         254,248   6.500%   07/01/29                                                        239,787
         997,733   6.500%   07/01/29                                                        940,986
         998,158   6.500%   07/01/29                                                        941,140
         727,292   6.000%   09/01/29                                                        666,079
         398,899   6.500%   09/01/29                                                        376,113
         748,776   7.500%   09/01/29                                                        741,210
         677,646   7.500%   10/01/29                                                        670,799
         515,590   7.500%   10/01/29                                                        510,380
         698,789   6.500%   10/01/29                                                        659,045
         239,491   6.500%   10/01/29                                                        225,810


THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS
SCHEDULE.

                                      -2-

                FULL MATURITY FIXED INCOME PORTFOLIO (CONTINUED)
                            PORTFOLIO OF INVESTMENTS


SHARES OR
PRINCIPAL                                                                              MARKET VALUE
---------                                                                              ------------
LONG-TERM OBLIGATIONS (CONTINUED)
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (CONTINUED)
                 Government National Mortgage Association
                 (mortgage-backed securities)
$        370,000   6.000%   01/01/15                                                   $    350,690
         188,970   9.500%   12/15/17                                                        201,571
         830,000   6.000%   01/01/30                                                        754,785
       2,474,000   6.500%   01/01/30                                                      2,321,701
         380,000   7.500%   01/01/30                                                        375,725



                 Sally Mae Floating Rate Note
         678,533   5.090%   04/25/06                                                        672,806
          51,429   5.598%   04/25/07                                                         51,176
                                                                                             ------

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS                                             43,795,911

ASSET BACKED OBLIGATIONS                                              12.5%
                 Advantage Mortgage Loan Trust
         400,000   7.350%   05/25/27                                                        398,298

                 Amresco Residential Securities
         350,000   6.405%   12/25/27                                                        333,751

                 Autonation 99-A
          60,000   6.540%   11/15/02  Series 1999-A                                          59,930

                 Capital Equipment Trust
         100,629   6.280%   06/15/00  Series 1996-1                                         100,687

                 Chase Commingled Mortgage Security
         508,000   7.370%   02/19/07  Series 1997- A2                                       506,989

                 Chevy Chase Home Loan
         202,290   7.150%   05/15/15  Series 1996-1                                         202,249


THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS
SCHEDULE.

                                      -3-

                FULL MATURITY FIXED INCOME PORTFOLIO (CONTINUED)
                            PORTFOLIO OF INVESTMENTS


SHARES OR
PRINCIPAL                                                                              MARKET VALUE
---------                                                                              ------------
LONG-TERM OBLIGATIONS (CONTINUED)
ASSET BACKED OBLIGATIONS (CONTINUED)
                 Contimortgage Home Equity Loan
$        250,000   7.280%   04/25/14  Series 1999-3                                    $    245,619
         300,000   6.630%   12/15/20  Series 1997-5                                         293,663
         300,000   7.090%   04/15/28  Series 1997-2                                         297,026
         250,000   7.120%   08/15/28  Series 1997-3A9                                       242,856

                 DLJ Commercial Mortgage Corporation
         655,209   5.880%   11/12/31                                                        618,809

                 Fairbanks Capital Mortgage
         431,203   5.810%   05/25/28                                                        431,285

                 Ford Motor Credit Company
         180,000   7.700%   05/15/97                                                        172,579
       1,075,000   6.500%   08/15/02                                                      1,075,349
          30,000   5.800%   01/12/09                                                         26,670
         250,000   9.215%   09/15/21                                                        287,699


                 Green Tree Financial Corporation
         300,000   5.816%   07/15/03                                                        299,642
          86,845   6.900%   02/15/04                                                         86,227
         190,465   7.850%   07/15/04                                                        190,108
         375,000   6.130%   02/15/19                                                        361,149
         375,000   6.900%   04/15/27                                                        373,592
         375,000   6.760%   07/15/29                                                        367,318

                 Household Automobile Revenue Trust
         490,000   5.719%   05/17/02                                                        488,518

                 Keystone Owner Trust
           7,301   6.620%   11/25/08 Series 1998-P1                                           7,301

                 Nomura Asset Securities Corporation
         200,000   7.120%   04/13/36 Series 1996-M                                          195,867


THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS
SCHEDULE.

                                      -4-

                FULL MATURITY FIXED INCOME PORTFOLIO (CONTINUED)
                            PORTFOLIO OF INVESTMENTS


SHARES OR
PRINCIPAL                                                                              MARKET VALUE
---------                                                                              ------------
LONG-TERM OBLIGATIONS (CONTINUED)
ASSET BACKED OBLIGATIONS (CONTINUED)
                 Residential Funding Mortgage Securities
$        400,000   7.000%   12/25/07                                                   $    394,970
         600,000   5.600%   06/25/07                                                        597,519

                 Resolution Funding Corporation STRIP
       1,800,000   6.758%   10/15/19                                                        451,921

                 Standard Credit Card Trust Series 1993-2
          65,000   8.250%   11/07/01                                                         66,553

                 U.S. West Capital Funding
         200,000   6.571%   06/15/00                                                        199,959
                                                                                            -------

TOTAL ASSET BACKED OBLIGATIONS                                                            9,374,103

CORPORATE OBLIGATIONS                                                 27.8%
AEROSPACE & DEFENSE                                                    0.2%
                 Lockheed Martin
         150,000   8.500%   12/01/29                                                        150,398

BANKS                                                                  5.0%
                 Banc One Corporation
         325,000   7.600%   05/01/07                                                        323,867

                 Bank of Boston
         400,000   6.351%   11/16/03                                                        400,252

                 Bankers Trust Company
       1,000,000   8.125%   04/01/02                                                      1,017,421

                 Dillards Incorporated
         200,000   6.430%   08/01/04                                                        188,157

                 Dryden Investor Trust
         559,757   7.157%   07/23/08                                                        528,063

                 J.P. Morgan
          80,000   6.000%   01/15/09                                                         71,654


THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS
SCHEDULE.

                                      -5-

                FULL MATURITY FIXED INCOME PORTFOLIO (CONTINUED)
                            PORTFOLIO OF INVESTMENTS


SHARES OR
PRINCIPAL                                                                              MARKET VALUE
---------                                                                              ------------
LONG-TERM OBLIGATIONS (CONTINUED)
CORPORATE OBLIGATIONS (CONTINUED)
BANKS (CONTINUED)
                 JPM Capital Trust
$         50,000   7.950%   02/01/27                                                   $     46,299

                 Key Bank - Washington
         400,000   7.125%   08/15/06                                                        387,292

                 National Bank of Detroit
         220,000   8.250%   11/01/24                                                        226,287

                 NCNB Corporation
         325,000  10.200%   07/15/15                                                        388,245

                 Security Pacific Corporation
         200,000  11.000%   03/01/01                                                        208,956
                                                                                            -------
                                                                                          3,786,493

CHEMICAL                                                               0.1%
                 Dow Chemical Company
          60,000   7.375%   11/01/29                                                         57,573

COMMUNICATION & MEDIA                                                  1.0%
                 Continental Cablevision Incorporated
         200,000   8.875%   09/15/05                                                        212,998
         200,000   9.000%   09/01/08                                                        215,035
         325,000   9.500%   08/01/13                                                        355,284

                 Cox Communications Incorporated
          40,000   7.875%   08/15/09                                                         40,578
                                                                                             ------
                                                                                            823,895

COMPUTER                                                               0.4%
                 Electronic Data Systems
         300,000   7.450%   10/15/29                                                        291,735

DISTRIBUTION                                                           0.5%
                 Federal Express
         300,000   9.650%   06/15/12                                                        334,800


THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS
SCHEDULE.

                                      -6-

                FULL MATURITY FIXED INCOME PORTFOLIO (CONTINUED)
                            PORTFOLIO OF INVESTMENTS


SHARES OR
PRINCIPAL                                                                              MARKET VALUE
---------                                                                              ------------
LONG-TERM OBLIGATIONS (CONTINUED)
CORPORATE OBLIGATIONS (CONTINUED)
ELECTRIC                                                               0.5%
                 System Energy
$        342,028   7.430%   01/15/11                                                   $    324,211

                 Union Pacific Corporation
         100,000   6.625%   02/01/29                                                         84,708
                                                                                             ------
                                                                                            408,919

FINANCIAL                                                              7.5%
                 Associates Corporation NA
         350,000   7.625%   04/27/05                                                        357,040

                 Auburn Hills Trust
         280,000  12.000%   05/01/20                                                        406,189

                 Chase Manhattan Bank
         610,000   8.500%   02/15/02                                                        628,190

                 CIT Group Incorporated
         375,000   5.570%   12/08/03                                                        353,388

                 Dean Witter Discover Senior Note
         300,000   6.750%  10/15/13                                                         273,831

                 Delta Home Equity Loan Trust
         350,000   6.860%   10/25/28                                                        343,012

                 General Motors Acceptance Corporation
         800,000   0.000%  06/15/15 effective yield 6.15%                                   232,544
          60,000   5.950%  03/14/03                                                          57,917

                 Lehman Brothers Incorporated
         375,000  11.625%   05/15/05                                                        436,956

                 Merrill Lynch Company
         163,135   6.310%   11/15/26                                                        158,050
         217,467   6.220%   02/15/30                                                        210,702
         375,000   6.875%   11/15/18                                                        340,486

                 Paine Webber Incorporated
         150,000   6.730%   01/20/04                                                        144,964


THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS
SCHEDULE.

                                      -7-

                FULL MATURITY FIXED INCOME PORTFOLIO (CONTINUED)
                            PORTFOLIO OF INVESTMENTS


SHARES OR
PRINCIPAL                                                                              MARKET VALUE
---------                                                                              ------------
LONG-TERM OBLIGATIONS (CONTINUED)
CORPORATE OBLIGATIONS (CONTINUED)
FINANCIAL (CONTINUED)
                 RayTheon Company
$         70,000   7.200%   08/15/27                                                   $     62,626

                 The Money Store Home Equity
         350,000   6.900%   07/15/38                                                        343,495
         235,116   5.506%   10/15/26                                                        234,943
         600,000   5.446%   07/15/03                                                        600,687

                 Zurich Capital Trust
         500,000   8.376%   06/01/37                                                        487,904
                                                                                            -------
                                                                                          5,672,924

FOOD & BEVERAGES                                                       0.4%
                 J. Seagram & Sons
          30,000   7.600%   12/15/28                                                         28,346
          80,000   6.800%   12/15/08                                                         75,087
         170,000   6.400%   12/15/03                                                        163,886
                                                                                            -------
                                                                                            267,319

INDUSTRIAL                                                             1.4%
                 Caterpillar Incorporated
       1,000,000   9.750%   06/01/19                                                      1,047,794

INSURANCE                                                              0.3%
                 GEICO Corporation
         125,000   9.150%   09/15/21                                                        133,696

                 Royal & Sun Alliance Insurance
         100,000   8.950%   10/15/29                                                        101,487
                                                                                            -------
                                                                                            235,183

MANUFACTURING                                                          0.4%
                 Pepsi Bottling
         300,000   7.000%   03/01/29                                                        271,586

OIL & GAS                                                              0.6%
                 Petrozuata Financial Guarantee
         280,000   8.220%   04/01/17                                                        195,300


THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS
SCHEDULE.

                                      -8-

                FULL MATURITY FIXED INCOME PORTFOLIO (CONTINUED)
                            PORTFOLIO OF INVESTMENTS


SHARES OR
PRINCIPAL                                                                              MARKET VALUE
---------                                                                              ------------
LONG-TERM OBLIGATIONS (CONTINUED)
CORPORATE OBLIGATIONS (CONTINUED)
OIL & GAS (CONTINUED)
                 PSI Energy
$        250,000   7.850%   10/15/07                                                   $    246,474
                                                                                       ------------
                                                                                            441,774

PAPER                                                                  0.5%
                 Georgia Pacific Corporation
         200,000   9.625%   03/15/22                                                        209,949
          75,000   9.875%   11/01/21                                                         81,032
          50,000   9.500%   05/15/22                                                         52,934
                                                                                             ------
                                                                                            343,915
PIPLINE                                                                0.3%
                 Williams COS
         200,000   7.625%   07/15/19                                                        192,463

RAILROAD                                                               0.8%
                 Conrail
          40,000   7.875%   05/15/43                                                         38,503

                 Louisville & Nashville Railroad
         600,000   3.375%   04/01/03                                                        527,383
                                                                                            -------
                                                                                            565,886

RETAIL STORES                                                          0.9%
                 J.C. Penney Incorporated
         250,000   9.750%   06/15/21                                                        266,741
         200,000   8.250%   08/15/22                                                        178,460

                 Nordstrom Incorporated
         300,000   5.625%   01/15/09                                                        260,755
                                                                                            -------
                                                                                            705,956

TELECOMMUNICATION                                                      1.3%
                 Lucent Technologies Incorporated
         100,000   6.450%   03/15/29                                                         87,363

                 SPRINT
         130,000   6.900%   05/01/19                                                        117,638


THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS
SCHEDULE.

                                      -9-

                FULL MATURITY FIXED INCOME PORTFOLIO (CONTINUED)
                            PORTFOLIO OF INVESTMENTS


SHARES OR
PRINCIPAL                                                                              MARKET VALUE
---------                                                                              ------------
LONG-TERM OBLIGATIONS (CONTINUED)
CORPORATE OBLIGATIONS (CONTINUED)
TELECOMMUNICATION (CONTINUED)
                 TCI Communications Incorporated
$        500,000   7.875%   02/15/26                                                   $    502,906
          70,000   6.375%   05/01/03                                                         68,586

                 U.S. West Communications
         225,000   8.875%   06/01/31                                                        229,991
                                                                                            -------
                                                                                          1,006,484
UTILITIES                                                              0.3%
                 Commonwealth Edison
         250,000   9.875%   06/15/20                                                        273,792

MISCELLANEOUS                                                          1.6%
                 British Aerospace Financial
         750,000   7.500%   07/01/27                                                        711,557

                 News America Holdings
         200,000   8.875%   04/26/23                                                        211,946
         300,000   7.625%   11/30/28                                                        279,708
                                                                                            -------
                                                                                          1,203,211

INTERNATIONAL                                                          3.8%
                 Dresdner Bank New York
         250,000   7.250%   09/15/15                                                        235,562
          80,000   8.151%   06/30/31                                                         75,600

                 Hydro-Quebec
         800,000  11.750%   02/01/12                                                      1,051,400

                 Korea Development Bank
          95,000   7.125%   09/17/01                                                         94,307

                 Korea Electric Power
          95,000   7.750%   04/01/13                                                         88,955
          75,000   6.750%   08/01/27                                                         71,270

                 Midland Bank
         375,000   6.950%   03/15/11                                                        347,007

                 National Bank Hungary
          75,000   8.875%   11/01/13                                                         78,681


THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS
SCHEDULE.

                                      -10-

                FULL MATURITY FIXED INCOME PORTFOLIO (CONTINUED)
                            PORTFOLIO OF INVESTMENTS


SHARES OR
PRINCIPAL                                                                              MARKET VALUE
---------                                                                              ------------
LONG-TERM OBLIGATIONS (CONTINUED)
CORPORATE OBLIGATIONS (CONTINUED)
INTERNATIONAL (CONTINUED)
                 Pohang Iron & Steel
$         65,000   7.125%   07/15/04                                                   $     62,422

                 Republic of Argentina
         380,000   0.000%   10/15/01                                                        319,200

                 Wharf Capital International
         175,000   7.625%   03/13/07                                                        163,477

                 YPF Sociedad Anomia
         300,000   7.750%   08/27/07                                                        287,650
                                                                                            -------
                                                                                          2,875,531

TOTAL CORPORATE OBLIGATIONS                                                              20,957,631

PREFERRED OBLIGATIONS                                                  0.4%
                 SB Treasury Company
         280,000   9.400%   12/29/49                                                        295,372
                                                                                            -------

TOTAL PREFERRED OBLIGATIONS                                                                 295,372
                                                                                            -------
TOTAL LONG-TERM OBLIGATIONS (COST $76,633,882)                                           74,423,017


                                                                                     AMORTIZED COST
                                                                                     --------------
SHORT-TERM OBLIGATIONS                                                 4.1%
U.S. GOVERNMENT AND AGENCY OBLIGATIONS                                 0.3%
                 Federal National Mortgage Association
(A) 200,000        5.478%   05/11/00                                                        196,013

DEMAND NOTES *                                                         3.8%
                 Firstar Bank Demand Note
       2,050,798   6.240%   12/31/31                                                      2,050,798

                 General Mills Demand Note
         836,295   6.095%   12/31/31                                                        836,295

                 Pitney Bowes Demand Note
          16,247   6.095%   12/31/31                                                         16,247
                                                                                             ------
TOTAL DEMAND NOTES                                                                        2,903,340
TOTAL SHORT-TERM OBLIGATIONS
(AMORTIZED COST  $3,099,353)                                                              3,099,353

TOTAL INVESTMENTS
(COST BASIS $79,733,235)                                                                 77,522,370


THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS
SCHEDULE.

                                      -11-

                FULL MATURITY FIXED INCOME PORTFOLIO (CONTINUED)
                            PORTFOLIO OF INVESTMENTS


NUMBER OF CONTRACTS                                                                    MARKET VALUE
-------------------                                                                    ------------
OPTIONS-WRITTEN
                 Put Options  OTC CMBS 8.5 Year
               9 Exercise Price $100.00,  Expiring February 2000                                  0

                 Call Options  OTC CMBS 8.5 Year
               9 Exercise Price $100.00,  Expiring February 2000                             12,830

                 Put Options  Bond Futures
              12 Exercise Price $90.00,  Expiring March 2000                                 (2,031)

                 Call Options  Bond Futures
              12 Exercise Price $94.00,  Expiring March 2000                                 (4,688)

                 Put Options  Bond Futures
              16 Exercise Price $88.00,  Expiring  June 2000                                 (1,313)

                 Call Options  Bond Futures
               9 Exercise Price $94.00,  Expiring June 2000                                  (9,422)

                 Call Options  Bond Futures
               2 Exercise Price $98.00,  Expiring June 2000                                    (656)
                                                                                               -----

TOTAL OPTIONS WRITTEN (PREMIUMS RECEIVED $36,227)                                            (5,280)

TOTAL INVESTMENTS NET OF
OUTSTANDING WRITTEN OPTIONS                                          103.0%              77,517,090

CASH AND OTHER ASSETS, LESS
    LIABILITIES                                                       -3.0%              (2,301,673)
                                                                                         -----------

TOTAL NET ASSETS                                                     100.0%              75,215,417
                                                                                     ---------------
                                                                                     ---------------





* These security have a maturity of more than one year, but have variable rate and demand features which qualify it as a short-term security. These rates disclosed are those currently in effect. These rates change periodically based on market conditions or a specified market index.



THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS SCHEDULE.

                            PORTFOLIO OF INVESTMENTS



(A) $100,000 OF U.S. GOVERNMENT AGENCY SECURITIESS PLEDGED AS MARGIN FOR FUTURES CONTRACTS THE PORTFOLIO HAD THE FOLLOWING OPEN FUTURES CONTRACTS AT DECEMBER 31, 1999:


OPEN  FUTURES  CONTRACTS:

                                                                                                               UNREALIZED
                             NUMBER OF        PRINCIPAL                                                      GAINS (LOSSES)
                  TYPE       CONTRACTS         AMOUNT            POSITION           EXPIRATION             DECEMBER 31, 1999
                  ----       ----------        -------           --------           ----------             -----------------
5 Year Treasury Notes            31              31,000            Short            March 2000                  $44,502

10 Year U.S. Treasury Notes      13              13,000            Long             March 2000                  (33,511)

Bond Futures                     8                8,000            Short            March 2000                  13,292
                                                                                                             ------------

                                                                                                                $24,283
                                                                                                             ------------
                                                                                                             ------------




THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS SCHEDULE.

                     LIMITED MATURITY FIXED INCOME PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                                DECEMBER 31, 1999

SHARES OR
PRINCIPAL                                                                              MARKET VALUE
---------                                                                              ------------
LONG-TERM OBLIGATIONS                                                 97.8%
U.S. GOVERNMENT AND AGENCY OBLIGATIONS                                57.0%
                 United States Treasury Notes
$      3,810,000   5.750%   10/31/00                                                   $  3,802,856
       7,990,000   5.500%   12/31/00                                                      7,945,056
       1,420,000   5.250%   01/31/01                                                      1,408,463
       3,010,000   5.000%   04/30/01                                                      2,966,731
       1,430,000   6.250%   06/30/01                                                      2,679,164
       6,415,000   6.625%   06/30/01                                                      6,455,094
       5,535,000   6.375%   09/30/01                                                      5,547,111
       4,845,000   6.125%   12/31/01                                                      4,835,916
       1,170,000   6.250%   08/31/02                                                      1,169,635
       1,160,000   6.625%   03/31/02                                                      1,168,338

                 Federal Home Loan Bank
       1,060,000   4.875%   01/26/01                                                      1,044,547

                 Federal National Mortgage Association
                 (mortgage-backed securities)
       2,040,000   6.375%   01/16/02                                                      2,032,591
       1,465,000   5.375%   03/15/02                                                      1,430,177
                                                                                          ---------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS                                             42,485,679

ASSET BACKED OBLIGATIONS                                               8.1%
                     Citibank Credit Card Trust
       1,825,000   5.850%   04/10/03                                                      1,803,693

                 Discovery Card Master Trust
       1,550,000   5.750%   10/16/03                                                      1,528,959

                 First USA Credit
       1,930,000   6.420%   03/17/05                                                      1,912,968

                 IBM Credit Corporation
         830,000   6.640%   10/29/01                                                        826,524
                                                                                            -------

TOTAL ASSET BACKED OBLIGATIONS                                                            6,072,144


THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART
OF THIS SCHEDULE.

                                      -14-


               LIMITED MATURITY FIXED INCOME PORTFOLIO (CONTINUED)
                            PORTFOLIO OF INVESTMENTS


SHARES OR
PRINCIPAL                                                                              MARKET VALUE
---------                                                                              ------------
LONG-TERM OBLIGATIONS (CONTINUED)
CORPORATE OBLIGATIONS                                                 32.7%

BANKS                                                                  2.7%
                 Nations Bank
$      1,000,000   5.750%   03/15/01                                                      $ 986,468

                 Wells Fargo
       1,050,000   6.500%   09/03/02                                                      1,038,802
                                                                                          ---------
                                                                                          2,025,270

COMPUTER & OFFICE EQUIPMENT                                            1.1%
                 International Business Machine Corporation
       2,000,000   7.250%   11/01/02                                                        831,411

CONSUMER                                                               1.1%
                 Hertz Corporation
         825,000   7.000%   05/01/02                                                        821,528

ENTERTAINMENT                                                          1.2%
                 Walt Disney Company
         890,000   6.375%  03/30/01                                                         887,630

FINANCIAL                                                             20.6%
                 American Express Credit Corporation
         650,000   6.125%   11/15/01                                                        641,023

                 Associates Corporation
       1,740,000   5.850%   01/15/01                                                      1,723,875

                 CIT Group Holdings
       2,500,000   6.000%   05/08/01                                                      2,469,658

                 Commerical Credit Company
         790,000   6.875%   05/01/02                                                        785,981
       1,010,000   8.250%   11/01/01                                                      1,032,882

                 Ford Credit Grantor Trust
       1,000,000   5.500%   02/15/03  Series                                                986,425
       2,000,000   7.000%   09/25/01                                                      2,003,126


THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART
OF THIS SCHEDULE.

                                      -15-

               LIMITED MATURITY FIXED INCOME PORTFOLIO (CONTINUED)
                            PORTFOLIO OF INVESTMENTS


SHARES OR
PRINCIPAL                                                                              MARKET VALUE
---------                                                                              ------------
LONG-TERM OBLIGATIONS (CONTINUED)
CORPORATE OBLIGATIONS
FINANCIAL (CONTINUED)
                 General Electric Capital Corporation
$      1,250,000   5.920%   04/03/01                                                   $  1,239,659
       1,450,000   6.330%   09/17/01                                                      1,441,162

                 General Motors Acceptance Corporation Grantor Trust
       1,600,000   5.800%   04/09/01                                                      1,582,974

                 International Lease Financial Corporation
         710,000   5.625%   05/01/02                                                        689,607

                 Morgan Stanley
         730,000   8.100%   06/24/02                                                        746,040
                                                                                            -------
                                                                                         15,342,412

RETAIL STORES                                                          2.7%
                 Dayton Hudson Corporation
       1,000,000   6.800%   10/01/01                                                        999,569

                 Wal-Mart Stores
       1,000,000   9.100%   07/15/00                                                        993,105
                                                                                            -------
                                                                                          1,992,674

TELECOMMUNICATION                                                      1.7%
                 Lucent Technologies Incorporated
       1,250,000   6.900%   07/15/01                                                      1,255,121

MISCELLANEOUS                                                          1.6%
                 Tyco International Group
       1,200,000   6.125%   06/15/01                                                      1,179,740
                                                                                          ---------

TOTAL CORPORATE OBLIGATIONS                                                              24,335,786
                                                                                         ----------
TOTAL LONG-TERM OBLIGATIONS
(COST $ 73,634,106)                                                                      72,893,609
                                                                                         ----------


THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART
OF THIS SCHEDULE.

                                      -16-

               LIMITED MATURITY FIXED INCOME PORTFOLIO (CONTINUED)
                            PORTFOLIO OF INVESTMENTS


SHARES OR
PRINCIPAL                                                                              MARKET VALUE
---------                                                                              ------------
SHORT-TERM OBLIGATIONS                                                 1.2%
COMMERCIAL PAPER
                 American Express
$        920,000   2.500%   01/03/00                                                   $    919,872
(AMORTIZED COST $919,872)

TOTAL INVESTMENTS
(COST BASIS $74,553,978)                                              99.0%              73,813,483

CASH AND OTHER ASSETS, LESS
    LIABILITIES                                                        1.0%                 783,849
                                                                                            -------

TOTAL NET ASSETS                                                     100.0%            $ 74,597,332
                                                                                      --------------
                                                                                      --------------




THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS SCHEDULE.

                          DIVERSIFIED EQUITY PORTFOLIO
                            Portfolio of Investments
                               DECEMBER 31, 1999

SHARES OR
PRINCIPAL                                                                              MARKET VALUE
---------                                                                              ------------
EQUITIES                                                              95.6%
AEROSPACE & AIR TRANSPORTATION                                         1.1%
           4,600        Delta Airlines                                                 $    229,138
           1,600        FDX Corporation                                                      65,500
           1,200        General Dynamics Corporation                                         63,300
           6,600        Rockwell International Corporation                                  315,975
          13,200        United Technologies Corporation                                     858,000
                                                                                            -------
                                                                                          1,531,913

APPLIANCE                                                              0.1%
             400        Whirlpool Corporation                                                26,025

AUTOMOTIVE                                                             1.9%
           5,200        Cummins Engine                                                      251,225
           5,871        Delphi Automotive Systems                                            92,468
           6,200        Ford Motor Company                                                  331,313
          13,100        General Motors Corporation                                          952,206
          39,200        Ryder System                                                        957,950
                                                                                            -------
                                                                                          2,585,162

BANKS                                                                  4.7%
           9,892        Bank of America Corporation                                         496,455
           4,400        Bank of New York Corporation                                        176,000
             300        BB&T Corporation                                                      8,213
          16,300        Chase Manhattan                                                   1,266,305
          32,350        Citigroup Incorporated                                            1,797,446
             900        Golden West Financial                                                30,150
          40,900        First Union Corporation                                           1,342,030
          18,000        Firstar Corporation                                                 380,250
          16,311        Fleet Boston Financial Corporation                                  567,827
           1,000        J.P. Morgan & Company Incorporated                                  126,625
           1,300        PNC Financial Corporation                                            57,850
           1,200        Wachovia Corporation                                                 81,600
           4,300        Wells Fargo Company                                                 173,881
                                                                                            -------
                                                                                          6,504,632



THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART
OF THIS SCHEDULE.

                                      -18-

                    DIVERSIFIED EQUITY PORTFOLIO (CONTINUED)
                            PORTFOLIO OF INVESTMENTS


SHARES OR
PRINCIPAL                                                                              MARKET VALUE
---------                                                                              ------------
EQUITIES (CONTINUED)
BUILDING & HOUSING                                                     0.8%
           5,800        Applied Materials Incorporated                                 $    734,787
           8,100        Kaufman & Broad Home Corporation                                    195,918
           5,000        Pulte Corporation                                                   112,500
                                                                                            -------
                                                                                          1,043,205

BUSINESS MECHANICS & SOFTWARE                                         10.6%
          10,500        America Online Incorporated                                         792,094
           3,900        Apple Computers Incorporated                                        400,969
          38,800        Borders Group                                                       623,225
          78,200        Compaq Computers Corporation                                      2,116,288
           4,700        General Instruments Corporation                                     399,500
          17,300        International Business Machines Corporation                       1,868,400
          45,850        Oracle Systems                                                    5,138,066
          18,800        Sun Microsystems*                                                 1,455,825
          15,000        Synopsys Incorporated                                             1,001,250
           5,800        Xerox Corporation                                                   131,588
           1,500        YAHOO! Incorporated                                                 649,031
                                                                                            -------
                                                                                         14,576,236

BUSINESS SERVICE                                                       5.2%
           3,000        Eastman Kodak                                                       198,750
          29,050        Equifax                                                             684,491
             500        H & R Block                                                          21,875
          56,700        First Data                                                        2,796,019
          49,500        Manpower Incorporated                                             1,862,438
          63,000        Owens Illinois, Incorporated                                      1,578,938
                                                                                          ---------
                                                                                          7,142,511

CHEMICALS                                                              1.0%
           7,200        Dow Chemical Company                                                962,100
           2,800        Praxair Incorporated                                                140,875
           9,900        Sherwin Williams                                                    207,900
                                                                                            -------
                                                                                          1,310,875


THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART
OF THIS SCHEDULE.

                                      -19-

                    DIVERSIFIED EQUITY PORTFOLIO (CONTINUED)
                            PORTFOLIO OF INVESTMENTS


SHARES OR
PRINCIPAL                                                                              MARKET VALUE
---------                                                                              ------------
EQUITIES (CONTINUED)
COMMUNICATION                                                          2.6%
          14,400        Comcast Corporation                                            $    728,100
          58,700        Infinity Broadcasting                                             2,124,206
           1,200        McGraw Hill Company  Incorporated                                    73,950
           1,000        Omnicom Group                                                       100,000
           6,600        Time Warner Incorporated                                            478,088
                                                                                            -------
                                                                                          3,504,344

CONGLOMERATE                                                           0.3%
           9,500        Tyco International Ltd.                                             369,313

CONSTRUCTION                                                           0.6%
          34,000        Masco Corporation                                                   862,750

CONSUMER NON-DURABLES                                                  0.4%
           9,300        Tupperware Corporation                                              157,519
           8,214        Unilever                                                            447,150
                                                                                            -------
                                                                                            604,669

COMPUTER & OFFICE EQUIPMENT                                           11.5%
         111,200        3 COM Corporation                                                 5,226,400
             600        Adaptec Incorporated                                                 29,925
           1,000        Analog Devices                                                       93,000
          14,200        Dell Computer Corporation                                           724,200
           9,200        EMC Corporation                                                   1,005,100
          27,700        Microsoft Corporation                                             3,233,975
         137,000        Novell                                                            5,471,438
                                                                                          ---------
                                                                                         15,784,038

CONTAINER
           4,000        Ball Corporation                               0.1%                 157,500

COSMETIC & SOAP                                                        0.2%
             600        Int'l Flavors & Fragrance                                            22,650
           2,900        Proctor & Gamble                                                    317,731
                                                                                            -------
                                                                                            340,381


THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART
OF THIS SCHEDULE.

                                      -20-

                    DIVERSIFIED EQUITY PORTFOLIO (CONTINUED)
                            PORTFOLIO OF INVESTMENTS


SHARES OR
PRINCIPAL                                                                              MARKET VALUE
---------                                                                              ------------
EQUITIES (CONTINUED)
ELECTRICAL EQUIPMENT                                                   1.4%
          12,300        General Electric Company                                       $  1,903,425

ELECTRIC                                                               1.3%
           2,400        Hewlett-Packard Company                                             273,450
          15,200        Intel Corporation                                                 1,251,150
           2,400        Kla-Tencor Corporation                                              267,300
                                                                                            -------
                                                                                          1,791,900

ELECTRONICS                                                            4.0%
             800        Motorola Incorporated                                               117,800
           6,200        National Semiconductor                                              265,438
          15,400        Nortel Networks Corporation                                       1,555,400
          22,540        Philips Electronics                                               3,042,900
           1,500        Solectron Corporation                                               142,688
           4,100        Texas Instruments                                                   397,188
                                                                                            -------
                                                                                          5,521,414

ENTERTAINMENT & LEISURE                                                0.2%
           9,700        Brunswick Corporation                                               215,825

FINANCIAL COMPANY & SERVICES                                           3.7%
           2,100        American Express Company                                            349,125
          10,300        Associates First Capital Corporation                                282,605
           5,459        Bear Stearns Companies Incorporated                                 233,377
          11,400        Conseco Incorporated                                                203,775
           4,600        Charles Schwab Corporation                                          176,525
          29,900        Fannie Mae                                                        1,866,881
          10,700        Household International                                             398,575
           4,600        MBNA Corporation                                                    125,350
           6,400        Merrill Lynch Company                                               534,400
           6,470        Morgan Stanley Group Incorporated                                   923,593
             700        T. Rowe Price Associates                                             25,856
                                                                                             ------
                                                                                          5,120,062


THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART
OF THIS SCHEDULE.

                                      -21-

                    DIVERSIFIED EQUITY PORTFOLIO (CONTINUED)
                            PORTFOLIO OF INVESTMENTS


SHARES OR
PRINCIPAL                                                                              MARKET VALUE
---------                                                                              ------------
EQUITIES (CONTINUED)
FOOD & BEVERAGES                                                       1.4%
           2,900        Anheuser-Busch Companies, Incorporated                         $    205,538
           4,400        Coca-Cola Company                                                   256,300
          12,500        Conagra Incorporated                                                282,031
           2,600        Coors Adolph                                                        136,500
           3,700        Dardeen Resaurants                                                   67,063
           4,500        Fortune Brands Incorporated                                         148,781
           1,800        General Mills                                                        64,350
           8,100        Great Atlantic & Pacific                                            225,788
          13,000        Pepsico Incorporated                                                458,250
           2,700        Safeway Incorporated                                                 96,019
                                                                                             ------
                                                                                          1,940,620

HEALTH CARE                                                            9.9%
          45,400        Abbott Labs Company                                               1,648,588
           5,000        Allergan                                                            248,750
          55,400        American Home Products Corporation                                2,184,838
           2,900        Bard C.R. Incorporated                                              153,700
           1,900        Bausch & Lomb Incorporated                                          130,031
          25,000        Baxter International Incorporated                                 1,570,313
          15,600        Bristol-Meyers/ Squibb                                            1,001,325
           2,700        Guidant Corporation                                                 126,900
           4,100        Johnson & Johnson Company                                           381,813
           1,100        Lilly Eli & Company                                                  73,150
          26,400        Mallincrokdt Incorporated                                           839,850
          13,200        Merck & Company                                                     885,225
          28,000        Novo-Nordisk ADR                                                  1,809,500
          13,200        Pfizer Incorporated                                                 428,175
          12,600        Schering Plough Corporation                                         531,563
           4,900        Warner-Lambert Company                                              401,494
          34,100        Watson Pharmaceuticals Incorporated                               1,221,206
                                                                                          ---------
                                                                                         13,636,421

HEALTH CARE SERVICES                                                   0.3%
          11,500        Columbia/HCA Healthcare Corporation                                 337,094
             900        United Healthcare Corporation                                        47,813
                                                                                             ------
                                                                                            384,907


THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART
OF THIS SCHEDULE.

                                      -22-

                    DIVERSIFIED EQUITY PORTFOLIO (CONTINUED)
                            PORTFOLIO OF INVESTMENTS


SHARES OR
PRINCIPAL                                                                              MARKET VALUE
---------                                                                              ------------
EQUITIES (CONTINUED)
INSURANCE                                                              2.7%
           3,700        Aflac Corporation                                              $    174,594
          37,502        Allstate Corporation                                                900,048
           1,600        American General Corporation                                        121,400
           2,496        American International Group                                        269,880
           1,000        CIGNA Corporation                                                    80,563
           1,100        Hartford Financial Services                                          52,113
             650        Jefferson Pilot                                                      44,363
           5,400        Lincoln National Corporation                                        216,000
          30,700        MBIA Corporation                                                  1,621,344
           3,300        Providian Financial Corporation                                     300,506
                                                                                            -------
                                                                                          3,780,811

METAL & MINERAL                                                        0.8%
           1,100        Alcoa Incorporated                                                   91,300
             675        De Beers Construction Mines ADR                                      19,532
           4,500        Freeport McMoran Copper                                              95,063
          23,500        Minerals Technologies, Incorporated                                 941,469
                                                                                            -------
                                                                                          1,147,364

PAPER & FOREST PRODUCTS                                                0.5%
           5,800        Boise Cascade                                                       234,900
           5,700        Georgia Pacific Company                                             289,275
           2,000        Temple Inland                                                       131,875
                                                                                            -------
                                                                                            656,050

PETROLEUM                                                              3.9%
             700        Anadarko Petroleum Corporation                                       23,888
             600        Apache Corporation                                                   22,162
          19,276        Exxon  Mobil Corporation                                          1,552,923
           1,400        Phillips Petroleum Company                                           65,800
          15,900        Royal Dutch Petroleum ADR                                           960,956
          20,600        Schlumberger                                                      1,158,750
           3,200        Texaco                                                              173,800
          34,988        Transocean Offshore, Incorporated                                 1,178,664
           1,900        Occidental Petroleum                                                 41,088
          12,900        Union Pacific Resource Group                                        164,475
                                                                                            -------
                                                                                          5,342,506


THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART
OF THIS SCHEDULE.

                                      -23-

                    DIVERSIFIED EQUITY PORTFOLIO (CONTINUED)
                            PORTFOLIO OF INVESTMENTS


SHARES OR
PRINCIPAL                                                                              MARKET VALUE
---------                                                                              ------------
EQUITIES (CONTINUED)
PRINTING & PUBLISHING                                                  0.3%
          26,500        Journal Register Company                                       $    409,094

RAILROADS                                                              1.5%
          77,900        Conoco Incorporated                                               1,937,763
           2,900        Union Pacific Corporation                                           126,513
                                                                                            -------
                                                                                          2,064,276

RETAIL STORES                                                          6.2%
          48,300        Abercrombie & Fitch                                               1,289,006
           5,700        Best Buy Incorporated                                               286,069
           5,700        Circuit City Stores Incorporated                                    256,856
           1,200        Costco Companies Incorporated                                       109,500
           4,600        Dayton Hudson Corporation                                           337,813
           5,700        Federated Department Stores                                         288,206
          11,100        Home Depot                                                          761,044
             900        Kohls Department Stores                                              64,969
           4,200        Lowes Companies                                                     250,950
         112,500        Office Depot                                                      1,230,468
           8,400        Sears Roebuck & Company                                             255,675
          11,900        Supervalu Incorporated                                              238,000
           4,100        Tandy Corporation                                                   201,669
          39,000        The Limited Incorporated                                          1,689,188
           1,900        TJX Companies Incorporated                                           38,831
           5,571        Too Inc                                                              96,100
          13,000        Toys "R" Us                                                         186,063
          13,600        Wal-Mart Stores Incorporated                                        940,100
                                                                                            -------
                                                                                          8,520,507

SERVICES                                                               0.3%
           1,900        Briggs & Stratton                                                   101,888
             900        Ingersoll Rand Company                                               49,556
           9,900        Timken Comoany                                                      202,331
                                                                                            -------
                                                                                            353,775


THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART
OF THIS SCHEDULE.

                                      -24-

                    DIVERSIFIED EQUITY PORTFOLIO (CONTINUED)
                            PORTFOLIO OF INVESTMENTS


SHARES OR
PRINCIPAL                                                                              MARKET VALUE
---------                                                                              ------------
EQUITIES (CONTINUED)
TECHNOLOGY                                                             4.9%
             600        Adobe Systems Incorporated                                     $     40,350
             800        Advanced Micro Devices                                               23,150
          26,800        Amgen                                                             1,609,675
          15,500        Cisco Systems Incorporated                                        1,660,438
           2,000        Compuware Corporation                                                74,500
          11,000        Electronic Data Systems Corporation                                 736,313
          68,000        J.D. Edwards                                                      2,031,500
             800        LSI Logic Corporation                                                54,000
           1,400        Micron Technology Incorporated                                      108,850
             800        Network Appliance Incorporated                                       66,450
           6,100        Seagate Technology Incorporated                                     284,031
           1,800        Xilinx Incorporated                                                  81,844
                                                                                             ------
                                                                                          6,771,101

TELECOMMUNICATION                                                      1.7%
          15,548        Lucent Technologies                                               1,163,185
           1,900        Nextel Communications Incorporated                                  195,938
           4,800        Qualcom Incorporated                                                845,400
             400        Scientific -Atlanta Incorporated                                     22,250
           2,200        Tellabs Incorporated                                                141,213
                                                                                            -------
                                                                                          2,367,986

TEXTILE & APPAREL                                                      0.2%
           6,900        Spring Industries                                                   275,569

TRAVEL & RECREATION                                                    0.1%
           3,500        Carnival Corporation                                                167,344

UTILITIES-ELECTRIC & ENERGY                                             1.6%
           1,500        Ameren Corporation                                                   49,125
             900        American Electric Power Company                                      28,913
           1,500        Caroline Power & Light                                               45,656
           4,700        DTE Energy Company                                                  147,463
           6,200        Edison International                                                162,363
           5,100        Enron                                                               226,313
           6,700        Entergy Corporation                                                 172,525


THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART
OF THIS SCHEDULE.

                                      -25-

                    DIVERSIFIED EQUITY PORTFOLIO (CONTINUED)
                            PORTFOLIO OF INVESTMENTS


SHARES OR
PRINCIPAL                                                                              MARKET VALUE
---------                                                                              ------------
EQUITIES (CONTINUED)
UTILITIES-ELECTRIC & ENERGY (CONTINUED)
           2,300        First Energy Corporation                                       $     52,181
           1,400        General Public Utilities Corporation                                 41,913
           6,300        PECO Energy Company                                                 218,925
          19,500        PG&E Corporation                                                    399,750
           4,000        Public Service Enterprises                                          139,250
           9,800        Reliant Energy Incoporated                                          224,175
           7,700        Texas Utilities Company                                             273,831
             900        Unicom Corporation                                                   30,150
                                                                                             ------
                                                                                          2,212,533

UTILITIES-TELEPHONE                                                    6.3%
          70,100        American Telephone and Telegraph                                  3,557,575
           8,900        Bell Atlantic Corporation                                           547,906
           4,900        Bell South Corporation                                              229,381
           5,600        GTE Corporation                                                     395,150
          13,200        MCI Worldcom Incorporated                                           700,425
           3,500        Mediaone Group                                                      268,844
          42,715        SBC Communication, Incorporated                                   2,082,356
           4,300        Sprint Corporation                                                  289,444
           2,400        Sprint PCS Group                                                    246,000
           4,000        US West Incorporated                                                288,000
                                                                                            -------
                                                                                          8,605,081

MISCELLANEOUS                                                          1.3%
           1,300        Corning Corporation                                                 167,628
          53,000        Elan Corporation                                                  1,563,500
                                                                                          ---------
                                                                                          1,731,128

TOTAL COMMON STOCK (COST $ 100,776,772)                                                 131,263,228


THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART
OF THIS SCHEDULE.

                                      -26-

                    DIVERSIFIED EQUITY PORTFOLIO (CONTINUED)
                            PORTFOLIO OF INVESTMENTS


                                                                                     AMORTIZED COST
                                                                                     --------------
SHORT-TERM OBLIGATIONS                                                 4.3%
DEMAND NOTES**                                                         4.3%
                 Firstar Bank Demand Note
$      3,401,606   6.240%   12/31/31                                                 $    3,383,384

                 Warner Lambert Demand Note
       2,512,305   6.044%   12/31/31                                                      2,512,305
                                                                                          ---------

(AMORTIZED COST $ 5,895,689)                                                              5,895,689
                                                                                          ---------


TOTAL INVESTMENTS
(COST BASIS $106,672,461)                                             99.9%             137,158,917

CASH AND OTHER ASSETS, LESS
    LIABILITIES                                                        0.1%                  90,705
                                                                                             ------

TOTAL NET ASSETS                                                     100.0%          $  137,249,647
                                                                                  -------------------
                                                                                  -------------------









*  Non-income producing stocks.

** These security have a maturity of more than one year, but have variable rate and demand features which qualify it as a ahort-term security. These rates disclosed are those currently in effect. These rates change periodically based on market conditions or a specified market index.




THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS SCHEDULE.

                               BALANCED PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1999

SHARES OR
PRINCIPAL                                                                              MARKET VALUE
---------                                                                              ------------
EQUITIES                                                                    71.6%
AEROSPACE & AIR TRANSPORTATION                                               0.4%
             400        Delta Airlines                                                 $     19,925
           1,300        FDX Corporation                                                      53,219
           2,200        United Technologies Corporation                                     143,000
                                                                                            -------
                                                                                            216,144

APPLIANCE                                                                    0.1%
             200        Network Appliance Incorporated                                       16,613
             100        Whirlpool Corporation                                                 6,506
                                                                                              -----
                                                                                             23,119

AUTOMOTIVE                                                                   1.3%
           1,000        Cummins Engine                                                       48,313
           1,100        Ford Motor Company                                                   58,781
           2,400        General Motors Corporation                                          174,450
          15,600        Ryder System                                                        381,225
                                                                                            -------
                                                                                            662,769

BANKS                                                                        2.6%
           1,200        Bank of America Corporation                                          60,225
           2,500        Chase Manhattan                                                     194,220
           5,900        Citigroup Incorporated                                              327,820
          16,700        First Union Corporation                                             547,969
           3,100        Fleet Boston Financial Group, Incorporated                          107,920
             300        J.P. Morgan & Company Incorporated                                   37,989
           1,600        PNC Financial Corporation                                            71,200
                                                                                             ------
                                                                                          1,347,343

BUILDING & HOUSING                                                           0.2%
             600        Applied Materials Incorporated                                       76,012
             500        Centex Corporation                                                   12,345
           1,100        Kaufman & Broad Home Corporation                                     26,606
                                                                                             ------
                                                                                            114,963

BUSINESS MECHANICS & SOFTWARE                                                7.6%
           1,600        America Online Incorporated                                         120,700
             600        Apple Computers Incorporated                                         61,688
          15,400        Borders Group                                                       247,362
          32,000        Compaq Computers Corporation                                        866,000
             900        General Instruments Corporation                                      76,500


THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART
OF THIS SCHEDULE.

                                      -28-

                         BALANCED PORTFOLIO (CONTINUED)
                            PORTFOLIO OF INVESTMENTS


SHARES OR
PRINCIPAL                                                                              MARKET VALUE
---------                                                                              ------------
BUSINESS MECHANICS & SOFTWARE (CONTINUED)
           2,600        International Business Machines Corporation                    $    280,800
          13,900        Oracle Systems                                                    1,557,670
           3,000        Sun Microsystems                                                    232,312
           6,200        Synopsys Incorporated                                               413,850
             200        YAHOO!  Incorporated                                                 86,538
                                                                                             ------
                                                                                          3,943,420

BUSINESS SERVICE                                                             4.1%
          11,650        Equifax                                                             274,503
          20,800        First Data                                                        1,025,700
          21,900        Manpower Incorporated                                               823,988
                                                                                            -------
                                                                                          2,124,191

CHEMICALS                                                                    0.4%
           1,100        Dow Chemical Company                                                146,987
             200        DuPont De Nemours & Company                                          13,175
             800        Great Lakes Chemical                                                 30,550
             900        Praxair Incorporated                                                 45,282
                                                                                             ------
                                                                                            235,994

COMMUNICATION                                                                2.3%
           2,100        Comcast Corporation                                                 106,181
          23,600        Infinity Broadcasting                                               854,025
             800        Interpublic Group Companies                                          46,150
             300        Nextel Communications Incorporated                                   30,938
             500        Omnicom Group                                                        50,000
           1,100        Time Warner Incorporated                                             79,681
             900        Tribune Company                                                      49,556
                                                                                             ------
                                                                                          1,216,531

COMPUTER & OFFICE EQUIPMENT                                                  9.8%
          45,300        3 COM Corporation                                                 2,129,100
             200        Analog Devices                                                       18,600
             600        Computer Associates                                                  41,962
           2,400        Dell Computer Corporation                                           122,400
           1,400        EMC Corporation Massachusetts                                       152,950
             100        Ikon Office Solution                                                    681
           4,100        Microsoft Corporation                                               478,675
          53,100        Novell                                                            2,120,681
                                                                                          ---------
                                                                                          5,065,049


THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART
OF THIS SCHEDULE.

                                      -29-

                         BALANCED PORTFOLIO (CONTINUED)
                            PORTFOLIO OF INVESTMENTS


SHARES OR
PRINCIPAL                                                                              MARKET VALUE
---------                                                                              ------------
CONGLOMERATE                                                                 0.1%
           1,800        Tyco International Ltd.                                        $     69,975

CONSTRUCTION                                                                 0.7%
          14,000        Masco Corporation                                                   355,250

CONSUMER NON-DURABLES                                                        0.1%
           1,500        Tupperware Corporation                                               25,407

CONTAINER                                                                    1.3%
             600        Ball Corporation                                                     23,625
          25,900        Owens Illinois, Incorporated                                        649,120
                                                                                            -------
                                                                                            672,745

COSMETIC & SOAP                                                              0.1%
             300        Avon Products Incorporated                                            9,900

ELECTRIC                                                                     0.7%
           2,400        General Electric Company                                            371,400
             100        Kla-Tencor Corporation                                               11,137
                                                                                             ------
                                                                                            382,537

ELECTRONICS                                                                  3.9%
             400        Hewlett-Packard Company                                              45,575
           2,300        Intel Corporation                                                   189,320
           1,000        Motorola Incorporated                                               147,250
             300        National Semiconductor                                               12,844
           2,600        Nortel Networks Corporation                                         262,600
           9,200        Philips Electronics                                               1,242,000
             300        Solectron Corporation                                                28,537
           1,100        Texas Instruments                                                   106,564
                                                                                            -------
                                                                                          2,034,690

ENTERTAINMENT & LEISURE                                                      0.2%
           1,600        Brunswick Corporation                                                35,600

FINANCIAL COMPANY                                                            1.0%
             700        American Express Company                                            116,375
           1,050        Bear Stearns Companies Incorporated                                  44,887
           1,800        Household International                                              67,050
             200        Lehman Brothers Holdings                                             16,938


THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART
OF THIS SCHEDULE.

                                      -30-

                         BALANCED PORTFOLIO (CONTINUED)
                            PORTFOLIO OF INVESTMENTS


SHARES OR
PRINCIPAL                                                                              MARKET VALUE
---------                                                                              ------------
FINANCIAL COMPANY (CONTINUED)
             700        Merrill Lynch Company                                          $     58,450
           1,100        Morgan Stanley Dean Witter                                          157,025
           2,200        National City Corporation                                            52,113
             200        Paine Webber                                                          7,762
                                                                                              -----
                                                                                            520,600

FINANCIAL SERVICE                                                            1.5%
           3,700        Associates First Capital Corporation                                101,520
          11,400        Fannie Mae                                                          711,788
                                                                                            -------
                                                                                            813,308

FOOD & BEVERAGES                                                             0.7%
             600        Anheuser-Busch Companies, Incorporated                               42,525
             100        Bestfoods                                                             5,256
             900        Coca-Cola Company                                                    52,425
           2,100        Conagra Incorporated                                                 47,381
             500        Coors Adolph                                                         26,250
             600        Dardeen Restaurants                                                  10,875
           1,500        Great Atlantic & Pacific                                             41,813
           3,300        Pepsico Incorporated                                                116,325
                                                                                            -------
                                                                                            342,850

HEALTH CARE                                                                  9.0%
          17,900        Abbott Labs Company                                                 649,995
             800        Allergan                                                             39,800
          19,000        American Home Products Corporation                                  749,313
             800        Bard C.R. Incorporated                                               42,400
             600        Bausch & Lomb Incorporated                                           41,064
          11,100        Baxter International Incorporated                                   697,220
           2,600        Bristol-Meyers/ Squibb                                              166,887
             700        Johnson & Johnson Company                                            65,188
          11,900        Mallincrokdt Incorporated                                           378,570
           1,400        Merck & Company                                                      93,888
          11,500        Novo-Nordisk ADR                                                    743,188
           2,200        Pfizer Incorporated                                                  71,362
           1,000        Procter & Gamble                                                    109,563
           1,400        Schering Plough Corporation                                          59,063
             800        Warner-Lambert Company                                               65,550
          18,500        Watson Pharmaceuticals Incorporated                                 662,531
                                                                                            -------
                                                                                          4,635,582


THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART
OF THIS SCHEDULE.

                                      -31-

                         BALANCED PORTFOLIO (CONTINUED)
                            PORTFOLIO OF INVESTMENTS


SHARES OR
PRINCIPAL                                                                              MARKET VALUE
---------                                                                              ------------
HEALTH CARE SERVICES                                                         0.1%
             900        United Healthcare Corporation                                  $     47,813

INSURANCE                                                                    1.7%
           1,500        Aflac Corporation                                                    70,781
             375        American International Group                                         40,547
             200        CIGNA Corporation                                                    16,113
             900        Chubb Group                                                          50,681
          12,800        MBIA Corporation                                                    676,000
             200        Providian Financial Corporation                                      18,213
                                                                                             ------
                                                                                            872,335

METAL & MINERAL                                                              2.2%
             400        Alcoa Incorporated                                                   33,200
          26,000        De Beers Construction Mines ADR                                     752,375
             900        Freeport McMoran Copper                                              19,012
           8,000        Minerals Technologies, Incorporated                                 320,500
                                                                                            -------
                                                                                          1,125,087

PAPER & FOREST PRODUCTS                                                      0.2%
             900        Boise Cascade                                                        36,450
           1,100        Georgia Pacific Company                                              55,825
             300        WeyerhaeuserCompany                                                  21,544
             100        Willamette Industries                                                 4,644
                                                                                              -----
                                                                                            118,463

PETROLEUM                                                                    2.8%
             100        Apache Corporation                                                    3,694
           3,224        Exxon Corporation                                                   259,733
             400        Occidental Petroleum                                                  8,650
             200        Phillips Petroleum Company                                            9,400
           2,300        Royal Dutch Petroleum ADR                                           139,006
           8,300        Schlumberger                                                        466,875
             500        Texaco                                                               27,156
          15,307        Transocean Sedco Forex, Incorporated                                515,651
                                                                                            -------
                                                                                          1,430,165

PRINTING & PUBLISHING                                                        0.1%
           3,600        Journal Register Company                                             55,575

RAILROADS                                                                    1.6%
          31,900        Conoco Incorporated                                                 793,513
             300        Union Pacific Corporation                                            13,087
                                                                                             ------
                                                                                            806,600


THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART
OF THIS SCHEDULE.

                                      -32-

                         BALANCED PORTFOLIO (CONTINUED)
                            PORTFOLIO OF INVESTMENTS


SHARES OR
PRINCIPAL                                                                              MARKET VALUE
---------                                                                              ------------
RETAIL STORES                                                                4.6%
          19,800        Abercrombie & Fitch                                            $    528,413
             200        Best Buy Incorporated                                                10,038
             900        Circuit City Stores Incorporated                                     40,556
             500        Dayton Hudson Corporation                                            36,720
             900        GAP Incorporated                                                     41,400
           1,100        Federated Department Stores                                          55,620
           1,800        Home Depot                                                          123,412
             200        Kmart                                                                 2,013
             400        Lowes Companies                                                      23,900
             210        Neiman-Marcus Group Incorporated                                      5,657
          45,500        Office Depot                                                        497,656
           1,400        Sears Roebuck & Company                                              42,612
           1,900        Supervalu Incorporated                                               38,000
             700        Tandy Corporation                                                    34,431
          16,100        The Limited Incorporated                                            697,331
             300        TJX Companies Incorporated                                            6,131
               1        TOO Incorporated                                                         17
           2,200        Toys "R" Us Incorporated                                             31,488
           1,900        Wal-Mart Stores Incorporated                                        131,338
                                                                                            -------
                                                                                          2,346,733

SERVICES                                                                     0.3%
             600        Briggs & Stratton                                                    32,175
             100        General Dynamics Corporation                                          5,275
           1,300        Rockwell International Corporation                                   62,237
           1,900        Timken Company                                                       38,831
                                                                                             ------
                                                                                            138,518

TECHNOLOGY                                                                   3.1%
             200        Adobe Systems, Incorporated                                          13,450
           4,400        Amgen                                                               264,275
             400        Compuware Corporation                                                14,900
           2,600        Cisco Systems Incorporated                                          278,525
           1,800        Electronic Data Systems Corporation                                 120,488
          28,000        J.D. Edwards                                                        836,500
             200        LSI Logic Corporation                                                13,500
             200        Micron Technology Incorporated                                       15,550
             200        Seagate Technology Incorporated                                       9,312
             200        Xilinx Incorporated                                                   9,095
                                                                                              -----
                                                                                          1,575,595


THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART
OF THIS SCHEDULE.

                                      -33-

                         BALANCED PORTFOLIO (CONTINUED)
                            PORTFOLIO OF INVESTMENTS


SHARES OR
PRINCIPAL                                                                              MARKET VALUE
---------                                                                              ------------
TELECOMMUNICATION                                                            0.4%
           2,000        Lucent Technologies                                            $    149,625

TEXTILE & APPAREL                                                            0.1%
             800        Spring Industries                                                    31,950

TRAVEL & RECREATION                                                          0.1%
             500        Carnival Corporation                                                 23,906

UTILITIES-ELECTRIC                                                           0.1%
           1,500        Texas Utilities Company                                              53,344

UTILITIES-ENERGY                                                             0.4%
           1,200        Coastal Corporation                                                  42,525
           1,300        Entergy Corporation                                                  33,475
           1,300        General Public Utilities Corporation                                 38,919
             500        People's Energy Corporation                                          16,750
             800        PG&E Corporation                                                     16,400
           1,600        Reliant Energy Incorporated                                          36,600
                                                                                             ------
                                                                                            184,669

UTILITIES-TELEPHONE                                                          4.2%
          24,500        American Telephone and Telegraph                                  1,243,375
           1,500        Bell Atlantic Corporation                                            92,344
           1,700        Bell South Corporation                                               79,581
             900        GTE Corporation                                                      63,506
           2,250        MCI Worldcom Incorporated                                           119,391
           9,495        SBC Communication, Incorporated                                     462,881
             700        Sprint Corporation                                                   47,119
             400        Sprint PCS Group                                                     41,000
                                                                                             ------
                                                                                          2,149,197

MISCELLANEOUS                                                                1.7%
          21,700        Elan Corporation                                                    640,150
             200        FMC Corporation                                                      11,463
             300        KeyCorp                                                               6,637
             800        Qualcom Incorporated                                                140,900
           3,200        Southern Company                                                     75,200
                                                                                             ------
                                                                                            874,350
                                                                                             ------
TOTAL COMMON STOCK
(COST $28,918,715)                                                                       36,831,892


THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART
OF THIS SCHEDULE.

                                      -34-

                         BALANCED PORTFOLIO (CONTINUED)
                            PORTFOLIO OF INVESTMENTS

SHARES OR
PRINCIPAL                                                                              MARKET VALUE
---------                                                                              ------------
TOTAL  LONG-TERM OBLIGATIONS                                                30.4%
U.S. GOVERNMENT & AGENCY OBLIGATIONS                                        20.3%
                 United States Treasury Bonds
$         40,000   6.000%   08/15/09                                                   $     38,763
         230,000   8.000%   11/15/21                                                        260,978
          20,000   5.250%   11/15/28                                                         16,488
         530,000   5.250%   02/15/29                                                        438,575

                 United States Treasury Inflation Index Bonds
         832,856   3.625%   01/15/08                                                        793,556
       1,341,445   3.625%   04/15/28                                                      1,199,337
         314,690   3.875%   04/15/29                                                        294,039

                 United States Treasury Notes
         200,000   7.500%   02/15/05                                                        208,688
          10,000   6.125%   08/15/07                                                          9,750

                 Federal Home Loan Mortgage Corporation
         299,358   7.000%   08/01/29                                                        289,940
          99,748   7.000%   08/01/29                                                         96,610
         593,690   6.500%   06/01/29                                                        560,295

                 Federal National Mortgage Association
                 (mortgage-backed securities)
         146,845   9.000%   08/01/07                                                        151,996
         399,077   6.000%   03/01/29                                                        365,488
          98,149   6.000%   04/01/29                                                         89,888
         199,586   6.000%   06/01/29                                                        182,787
       1,134,396   6.500%   06/01/29                                                      1,069,596
         299,336   6.500%   06/01/29                                                        282,311
         198,001   7.000%   07/01/29                                                        181,444
          99,773   6.000%   08/01/29                                                         91,375
         299,511   7.500%   09/01/29                                                        296,485
         597,923   7.500%   10/01/29                                                        591,882

                 Government National Mortgage Association
                 (mortgage-backed securities)
         460,000   6.000%   01/01/15                                                        435,993
         658,926   6.500%   09/15/28                                                        619,502
         900,000   7.000%   01/01/30                                                        869,067
         395,000   6.500%   01/01/30                                                        370,684
         200,000   6.000%   01/01/30                                                        183,876
          57,289  10.000%   12/15/20                                                         62,033


THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART
OF THIS SCHEDULE.

                                      -35-

                         BALANCED PORTFOLIO (CONTINUED)
                            PORTFOLIO OF INVESTMENTS


SHARES OR
PRINCIPAL                                                                              MARKET VALUE
---------                                                                              ------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS (CONTINUED)
                 Student Loan Marketing Association
$        351,603   5.090%  04/25/06                                                    $    348,636
          22,041   5.598%  04/25/07                                                          21,932
                                                                                             ------

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS                                             10,421,994

Asset Backed Obligations                                                     4.1%
                 Autonation 99-A
          20,000   6.500%    11/15/02                                                        19,977

                 Chase Commingled Mortgage Security
         287,000   7.370%   02/19/07                                                        286,429

                 Chevy Chase Home Loan
          80,916   7.150%   05/15/15 Series 1996-1                                           80,900

                 Contimortgage Home Equity Loan
         185,221   6.420%   04/25/14                                                        184,272

                 DLJ Commercial Mortgage Corporation
         280,804   5.880%   11/12/31                                                        265,204

                 Fairbanks Capital Mortgage
         172,481   5.810%   05/25/28                                                        172,514

                 Ford Motor Company
         180,000   7.700%   05/15/97                                                        172,579

                 Green Tree Financial Corporation
         100,000   5.816%   07/15/03                                                         99,881
          33,773   6.900%   02/15/04                                                         33,533
          70,342   7.850%   07/15/04                                                         70,210

                 Keystone Owner Trust
           4,227   6.620%   11/25/08 Series 1998-P1                                           4,227

                 Merrill Lynch Mortgage Investors
         100,000   6.960%   11/21/28 Series 1996-C2                                          97,372

                 Nomura Asset Securities Corporation
          70,000   7.120%   04/13/36  Series 1996-M                                          68,553


THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART
OF THIS SCHEDULE.

                                      -36-

                         BALANCED PORTFOLIO (CONTINUED)
                            PORTFOLIO OF INVESTMENTS


SHARES OR
PRINCIPAL                                                                              MARKET VALUE
---------                                                                              ------------
ASSET BACKED OBLIGATIONS (CONTINUED)
                 Residential Funding Mortgage
$        200,000   5.600%  06/25/07                                                    $    199,173

                 Resolution Funding Corporate Strip
       1,360,000   0.000%   10/15/19  effective yield 5.627%                                341,451
                                                                                            -------

TOTAL ASSET BACKED OBLIGATIONS                                                            2,096,275

CORPORATE OBLIGATIONS                                                        5.7%
AEROSPACE & DEFENSE                                                          0.1%
                 Lockheed & Martin
          20,000   8.500%   12/01/29                                                         20,053

BANKS                                                                        0.9%
                 Bank Boston
         200,000   6.351%  11/16/03                                                         200,126

                 Dryden Investor Trust
         279,878   7.157%   07/23/08                                                        264,032
                                                                                            -------
                                                                                            464,158

CHEMICALS                                                                    0.1%
                 Dow Chemical Company
          20,000   7.375%  11/01/29                                                          19,191

COMMUNICATION & MEDIA                                                        0.2%
                 Continental Cablevision Incorporated
         100,000   9.000%   09/01/08                                                        107,518

                 Cox Communications Incorporated
          20,000   7.875%   08/15/09                                                         20,289
                                                                                             ------
                                                                                            127,807

COMPUTER                                                                     0.2%
                 Electronic Data Systems
         100,000   7.450 %  10/15/29                                                         97,245

ELECTRIC                                                                     0.2%
                 System Energy
         123,985   7.430%   01/15/11                                                        117,527


THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART
OF THIS SCHEDULE.

                                      -37-

                         BALANCED PORTFOLIO (CONTINUED)
                            PORTFOLIO OF INVESTMENTS


SHARES OR
PRINCIPAL                                                                              MARKET VALUE
---------                                                                              ------------
CORPORATE OBLIGATIONS (CONTINUED)
FINANCIAL                                                                    1.8%
                 General Electric Capital Corporation
$        260,000   8.200%   10/30/03                                                   $    270,180

                 General Motors Acceptance Corporation
         250,000   0.000%   06/15/15 effective yield 6.452%                                  72,670

                 JPM Capital Trust
          20,000   7.950%   02/01/27                                                         18,519

                 The Money Store Home Equity
         164,581   5.506%   10/15/26                                                        164,460
         200,000   5.446%   07/15/03                                                        200,229

                 Raytheon Company
          40,000   7.200%   08/01/27                                                         35,786

                 Zurich Capital Trust
         150,000   8.376%   06/01/37                                                        146,371
                                                                                            -------
                                                                                            908,215
FOOD & BEVERAGES                                                             0.2%
                 J Seagram & Sons
          10,000   7.600%   12/15/28                                                          9,449
          30,000   6.800%   12/15/08                                                         28,157
          80,000   6.400%   12/15/03                                                         77,123
                                                                                             ------
                                                                                            114,729
MANUFACTURING                                                                0.2%
                 Pepsi Bottling Company
         150,000   7.000%   03/01/29                                                        135,793

OIL & GAS                                                                    0.2%
                 Petrozuata Financial Guarantee
         120,000   8.220%   04/01/17                                                         83,700

RAILROAD                                                                     0.1%
                 Conrail
          20,000   7.875%   05/15/43                                                         19,251


THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART
OF THIS SCHEDULE.

                                      -38-

                         BALANCED PORTFOLIO (CONTINUED)
                            PORTFOLIO OF INVESTMENTS


SHARES OR
PRINCIPAL                                                                              MARKET VALUE
---------                                                                              ------------
CORPORATE OBLIGATIONS (CONTINUED)
TELECOMMUNICATION                                                            0.5%
                 Lucent Technologies Incorporated
$        100,000   6.450%   03/15/29                                                   $     87,363

                 Sprint
          50,000   6.900%   05/01/19                                                         45,246

                 TCI Communications Incorporated
         150,000   6.375%   05/01/03                                                        146,971
                                                                                            -------
                                                                                            279,580
MISCELLANEOUS                                                                0.3%
                 News America Holdings
         100,000   8.875%   04/26/23                                                        105,973
         100,000   7.625%   11/30/28                                                         93,236
                                                                                             ------
                                                                                            199,209

INTERNATIONAL                                                                0.7%
                 Dresdner Bank New York
          40,000   8.151%   06/30/31                                                         37,800

                 Republic of Argentina
         160,000   0.000%   10/15/01                                                        134,400

                 YPF Sociedad Anonima
         200,000   7.750%   08/27/07                                                        191,767
                                                                                            -------
                                                                                            363,967
                                                                                         ----------
TOTAL CORPORATE OBLIGATIONS                                                               2,950,425
                                                                                         ----------
PREFERRED OBLIGATIONS                                                        0.3%
                 SB Treasury Company
         190,000   9.400%   12/29/49                                                        197,039
                                                                                         ----------

TOTAL PREFERRED OBLIGATIONS                                                                 197,039
                                                                                         ----------
TOTAL LONG-TERM OBLIGATIONS
(COST $16,180,481)                                                                       15,665,733
                                                                                         ----------


THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART
OF THIS SCHEDULE.

                                      -39-

                         BALANCED PORTFOLIO (CONTINUED)
                            PORTFOLIO OF INVESTMENTS


                                                                                       MARKET VALUE
SHARES OR                                                                              ------------
PRINCIPAL                                                                             AMORTIZED COST
---------                                                                             --------------
SHORT-TERM OBLIGATIONS                                                       0.9%
U.S. GOVERNMENT AND AGENCY OBLIGATIONS                                       0.2%
                 Federal Home Loan Mortgage Corporation
(A)  100,000       5.478%  05/11/00
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS                                          $      98,007

DEMAND NOTES**                                                               0.7%
                 General Mills Demand Note
          10,895   6.095%   12/31/31                                                         10,894

                 Pitney Bowes Demand Note
         307,071   6.095%   12/31/31                                                        307,071

                 Sara Lee Demand Note
           2,538   6.090%   12/31/31                                                          1,535
                                                                                              -----

TOTAL DEMAND NOTES                                                                          319,500

TOTAL SHORT-TERM OBLIGATIONS
(AMORTIZED COST $417,507)                                                                   417,507
                                                                                            -------

TOTAL INVESTMENTS
(COST BASIS $45,516,653)                                                                 52,915,131
                                                                                         ----------





** These security have a maturity of more than one year, but have variable rate and demand features which qualify it as a short-term security. These rates disclosed are those currently in effect. These rates change periodically based on market conditions or a specified market index.




THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS SCHEDULE.

                            PORTFOLIO OF INVESTMENTS

SHARES OR
PRINCIPAL                                                                              MARKET VALUE
---------                                                                              ------------
NUMBER OF CONTRACTS
OPTIONS-WRITTEN                                                             -0.1%
                     Call Options OTC CMBS 8.5 Year Index
              5      Exercise Price $100.00,  Expiring February 2000                          7,128

                     Put Options OTC CMBS 8.5 Year Index
              5      Exercise Price $100.00,  Expiring February 2000                              0

                     Put Options  Bond Futures
              1      Exercise Price $90.00,  Expiring March 2000                             (1,016)

                     Call Options  Bond Futures
              5      Exercise Price $94.00,  Expiring March 2000                             (1,953)

                     Call Options  Bond Futures
              1      Exercise Price $96.00,  Expiring March 2000                               (391)

                     Call Options  Bond Futures
              5      Exercise Price $94.00,  Expiring June 2000                              (5,234)

                     Call Options Bond  Futures
              1      Exercise Price $98.00,  Expiring June 2000                                (328)
                                                                                               -----

TOTAL OPTIONS WRITTEN
(PREMIUMS RECEIVED $13,153)                                                                  (1,794)
                                                                                             -------

TOTAL INVESTMENTS NET OF
OUTSTANDING WRITTEN OPTIONS                                                102.8%        52,913,337

CASH AND OTHER ASSETS, LESS
  LIABILITIES                                                               -2.8%        (1,454,996)
                                                                                         -----------

TOTAL NET ASSETS                                                           100.0%      $ 51,458,341
                                                                                     ---------------
                                                                                     ---------------


* Non-income producing stocks.



THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS SCHEDULE.

                            PORTFOLIO OF INVESTMENTS


(A) $100,000 OF U.S. GOVERNMENT AGENCY SECURITIES PLEDGED AS MARGIN FOR FUTURES CONTRACTS THE PORTFOLIO HAD THE FOLLOWING OPEN FUTURES CONTRACTS AT DECEMBER 31, 1999:


OPEN  FUTURES  CONTRACTS:

                                                                                                               UNREALIZED
                                 NUMBER OF          PRINCIPAL                                                GAINS (LOSSES)
             TYPE                CONTRACTS           AMOUNT             POSITION        EXPIRATION         DECEMBER 31, 1999
             ----                ---------           ------             --------        ----------         -----------------
5 Year U.S. Treasury Notes            6                       6,000      Short          March 2000               $8,752

U.S. Govt Bond Futures                3                       3,000       Long          March 2000              (11,796)
                                                                                                               ----------
                                                                                                                ($3,044)
                                                                                                               ----------
                                                                                                               ----------







THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS SCHEDULE.

AHA INVESTMENT FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 1999

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
                                              FULL              LIMITED
                                              MATURITY          MATURITY            DIVERSIFIED
                                              FIXED INCOME      FIXED INCOME        EQUITY              BALANCED
                                              PORTFOLIO         PORTFOLIO           PORTFOLIO           PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------

ASSETS:
Investments, at market value                  $    77,517,090   $     73,813,483    $    137,158,917    $    52,913,337
Receivable for investments sold                             0                  0                   0            290,744
Cash                                                  949,261              1,945                   0                  0
Dividends and interest receivable                     951,183            796,327              92,679            177,739
Other Assets                                           12,008              4,848               5,949              3,414
                                              ---------------   ----------------    ----------------    ---------------

  Total Assets                                $    79,429,542   $     74,616,603    $    137,257,545    $    53,385,234
                                              ---------------   ----------------    ----------------    ---------------
                                              ---------------   ----------------    ----------------    ---------------

LIABILITIES:

Payable for investments purchased             $     4,186,913   $              0    $              0    $     1,899,634
Options written and securities sold short
    at market value                                    18,110                  0                   0              8,922
Accrued expenses and other liabilities                  9,102             19,271               7,898             18,337
                                              ---------------   ----------------    ----------------    ---------------

  Total Liabilities                           $     4,214,125   $         19,271    $          7,898    $     1,926,893
                                              ---------------   ----------------    ----------------    ---------------

NET ASSETS                                    $    75,215,417   $     74,597,332    $    137,249,647    $    51,458,341
                                              ---------------   ----------------    ----------------    ---------------
                                              ---------------   ----------------    ----------------    ---------------

Net Assets consist of:
Capital Stock ($0.01 par value and
    200 million shares authorized) and
    Paid-in Capital                           $    79,108,317   $     77,999,012    $    104,685,856    $    44,067,352

Undistributed net investment income                         0                  0              75,058            745,192
Accumulated net realized gain (loss)
    on investments sold                            (1,710,046)        (2,661,185)          2,002,277           (752,025)
Net unrealized appreciation
 (depreciation)  of  investments and               (2,182,854)          (740,495)         30,486,456          7,397,822
  futures                                     --------------    ----------------    ----------------    ---------------

TOTAL NET ASSETS                              $    75,215,417   $     74,597,332    $    137,249,647    $    51,458,341
                                              ---------------   ----------------    ----------------    ---------------
                                              ---------------   ----------------    ----------------    ---------------

Number of Shares Outstanding at
    the end of period                               7,828,338          7,374,359           6,376,005          4,041,288
                                              ---------------   ----------------    ----------------    ---------------

NET ASSET VALUE PER SHARE                     $          9.61   $          10.12     $         21.53     $        12.73
                                              ---------------   ----------------    ----------------    ---------------
                                              ---------------   ----------------    ----------------    ---------------


THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.


--------------------------------------------------------------------------------

AHA INVESTMENT FUNDS, INC.
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 1999

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
                                              FULL              LIMITED
                                              MATURITY          MATURITY            DIVERSIFIED
                                              FIXED INCOME      FIXED INCOME        EQUITY              BALANCED
                                              PORTFOLIO         PORTFOLIO           PORTFOLIO           PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest income                               $   2,408,711     $   2,464,499       $      98,041       $     548,096
Dividends                                                 0                 0             675,122             190,295
                                              -------------     -------------       -------------       -------------

Total investment income                       $   2,408,711     $   2,464,499       $     773,163       $     738,391

EXPENSES:
Custodian fees                                $       8,936     $       7,335       $       9,191       $      12,481
Accounting fees                                      26,059            19,566              19,094              21,879
Transfer agent fees                                   5,677             6,719               9,283               4,058
Legal fees                                           10,993            14,115              10,993              13,779
Audit and tax return fees                             6,625             6,625               6,625               6,625
Director fees and expenses                            2,264             2,264               2,264               2,264
Officers and directors insurance                      3,601             4,848               5,949               3,039
Administrative and other fees                         1,262             3,125               1,695               1,696
                                              -------------     -------------       -------------       -------------

  Total Expenses                              $      65,417     $      64,597       $      65,094       $      65,821

NET INVESTMENT INCOME                         $   2,343,294     $   2,399,902       $     708,069       $     672,570

REALIZED AND UNREALIZED GAINS
(LOSSES) ON INVESTMENTS
Net realized gain (loss) on                   $    (757,202)    $    (607,439)      $   4,583,906       $   2,596,260
     investments sold
Net realized gain (loss) on closed futures
    and options contracts                            66,463                 0                   0              10,909
Net change in unrealized appreciation
    (depreciation) of investments, futures,
     and options                                 (1,181,941)          (22,226)          4,784,121            (963,544)
                                              --------------    --------------      -------------       --------------

NET GAIN (LOSS) ON INVESTMENTS                $  (1,872,680)    $    (629,665)      $   9,368,027       $   1,643,625
                                              --------------    --------------      -------------       -------------

NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS                 $     470,614     $   1,770,237       $  10,076,096       $   2,316,195
                                              -------------     -------------       -------------       -------------
                                              -------------     -------------       -------------       -------------


THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.


--------------------------------------------------------------------------------

AHA INVESTMENT FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                    FULL MATURITY                                   LIMITED MATURITY
                                    FIXED INCOME PORTFOLIO                          FIXED INCOME PORTFOLIO
                                    -----------------------------------------       -----------------------------------------

                                    YEAR ENDED             SIX MONTHS ENDED         YEAR ENDED             SIX MONTHS ENDED
                                    JUNE 30, 1999          DECEMBER 31, 1999        JUNE 30, 1999          DECEMBER 31, 1999
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income               $     4,472,963        $      2,343,294         $      5,421,520       $      2,399,902
Net realized gain on
    investments sold and closed
   futures and options contracts             39,599               (690,739)                1,073,910               (607,439)
Net change in unrealized
  appreciation (depreciation) of
   investments,  futures and             (2,455,200)             (1,181,941)              (1,147,704)               (22,226)
                                    ----------------       -----------------        -----------------      -----------------
   options
Net increase in net assets
  resulting from operations               2,057,362                 470,614                5,347,726              1,770,237
                                    ---------------        ----------------         ----------------       ----------------

DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment
  income                                 (4,472,963)             (2,343,294)              (5,421,520)            (2,399,902)
Capital gains distribution                       --                      --                       --                     --
                                    ---------------        ----------------         ----------------       ----------------
Net decrease in net assets
   resulting from distributions     $    (4,472,963)       $     (2,343,294)        $     (5,421,520)      $     (2,399,902)

SHARE TRANSACTIONS:
Subscriptions of fund shares             10,557,454               3,863,260               29,136,977              7,402,969
Investment income dividends
   reinvested                             4,466,909               2,340,316                5,341,148              2,346,035
Capital gains distributions
   reinvested                                    --                      --                       --                     --
                                    ---------------        ----------------         ----------------       ----------------
Gross increase in fund shares             15,24,363               6,203,576               34,478,125              9,749,004
Redemptions of fund shares              (11,017,877)             (2,535,702)             (59,446,215)           (39,196,719)
                                    ----------------       -----------------        -----------------      -----------------
Net increase (decrease) from
   share transactions                     4,006,486               3,667,874              (24,968,090)           (29,447,715)
                                    ---------------        ----------------         -----------------      -----------------
Net increase (decrease) in net
  assets                            $     1,590,885        $      1,795,194         $    (25,041,884)      $    (30,077,380)

TOTAL NET ASSETS
Beginning of Period                      71,829,338              73,420,223              129,716,596            104,674,712
                                    -------------          ----------------         ----------------       ----------------

End of Period                       $    73,420,223        $     75,215,417         $    104,674,712       $     74,597,332
                                    ---------------        ----------------         ----------------       ----------------
                                    ---------------        ----------------         ----------------       ----------------

Undistributed net
investment income                   $             0        $              0         $              0       $              0
                                    ---------------        ----------------         ----------------       ----------------
                                    ---------------        ----------------         ----------------       ----------------


THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.


--------------------------------------------------------------------------------

AHA INVESTMENT FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                    DIVERSIFIED EQUITY PORTFOLIO                   BALANCED PORTFOLIO
                                    ----------------------------------------     ---------------------------------------------

                                    YEAR ENDED          SIX MONTHS ENDED           YEAR ENDED           SIX MONTHS ENDED
                                    JUNE 30, 1999       DECEMBER 31, 1999          JUNE 30, 1999        DECEMBER 31, 1999
------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income               $     1,571,477     $       708,069            $     1,531,097      $       672,570
Net realized gain on
  investments sold  and closed
  futures and options  contracts         10,655,846           4,583,906                  7,314,860            2,607,169
Net change in unrealized
  appreciation (depreciation)
  of investments,  futures, and           8,583,529           4,784,121                   (692,742)            (963,544)
                                    ---------------     ---------------            ----------------     ----------------
  options
Net increase in net assets
  resulting from operations              20,810,852          10,076,096                  8,153,215            2,316,195
                                    ---------------     ---------------            ---------------      ---------------

DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment
   income                                (1,584,051)           (675,004)                (1,542,516)            (693,587)
Capital gains distribution               (8,635,723)        (12,462,482)                (5,761,408)          (8,444,132)
                                    ----------------    ----------------           ----------------     ----------------
Net decrease in net assets
   resulting from distributions     $   (10,219,774)    $   (13,137,486)           $    (7,303,924)     $    (9,137,719)

SHARE TRANSACTIONS:
Subscriptions of fund shares             29,559,964           4,325,319                  1,380,210              200,891
Investment income dividends
   reinvested                             1,584,051             675,004                  1,278,332              693,587
Capital gains distributions
   reinvested                             8,635,723          12,462,482                  5,761,408            8,444,132
                                    ---------------     ---------------            ---------------      ---------------

Gross increase in fund shares            39,779,738          17,462,805                  8,419,950            9,338,610
Redemptions of fund shares               (9,214,420)         (4,043,920)                (5,328,032)         (14,359,649)
                                    ----------------    ----------------           ----------------     ----------------
Net increase (decrease) from
   share transactions                    30,565,318          13,418,885                  3,091,918           (5,021,039)
                                    ---------------     ---------------            ---------------      ----------------
Net increase (decrease) in               41,156,396          10,357,495                  3,941,209          (11,842,563)
net assets

TOTAL NET ASSETS
Beginning of Year                        85,735,756         126,892,152                 59,359,695           63,300,904
                                    ---------------     ---------------            ---------------      ---------------

End of Year                         $   126,892,152     $   137,249,647            $    63,300,904      $    51,458,341
                                    ---------------     ---------------            ---------------      ---------------
                                    ---------------     ---------------            ---------------      ---------------

Undistributed net investment
    income                          $        41,993     $        75,058            $       766,209      $       745,192
                                    ---------------     ---------------            ---------------      ---------------
                                    ---------------     ---------------            ---------------      ---------------


THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.


--------------------------------------------------------------------------------

AHA INVESTMENT FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1999



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NOTE 1.
SIGNIFICANT ACCOUNTING POLICIES
The following are the significant accounting policies of Full Maturity Fixed Income, Limited Maturity Fixed Income, Diversified Equity and Balanced Portfolios (the "Portfolios"), each a series of AHA Investment Funds, Inc., a Maryland corporation, ("Fund").

SECURITY VALUATIONS
All securities are recorded at fair market value as of December 31, 1999. Securities traded on national securities exchanges are valued at last reported sales prices or, if there are no sales, at the latest bid quotation. Each over-the-counter security for which the last sale price is available from NASDAQ is valued at that price. All other over-the-counter securities for which reliable quotations are available are valued at the latest bid quotation. Securities convertible into equity securities are valued at the greater of latest bid valuation or net conversion value. Other assets and securities are valued by a method that the Board of Directors believes represents a fair value.

ACCOUNTING FOR FUTURES
The Fund may enter into long or short positions in futures contracts in order to hedge against the effect of changing values on portfolio securities held. When the Fund enters into a futures contract, it is required to deposit, into a segregated account at its custodian bank, U.S. Government securities as guarantee that it will meet the futures commitment. Each day the Fund receives or pays cash, called "variation margin," equal to the daily change in the market value of the futures contracts. Such receipts and payments are recorded as unrealized gains or losses until the futures contracts expire or are closed out. Risks of entering into futures contracts include the possibility that there may be an illiquid market at the time the Portfolios seek to close out a contract and changes in the value of the futures contract may not correlate with changes in the value of the portfolio securities being hedged. The Full Maturity Fixed Income and Balanced Portfolios had open futures contracts as of December 31, 1999.

ACCOUNTING FOR OPTIONS
The Fund may purchase and write (sell) put and call options on U.S. securities, stock indices, and futures contracts that are traded on U.S. securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.


--------------------------------------------------------------------------------

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded by the Fund on the expiration date as realized gains from option transactions. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current market value. Transactions in options written for the six months ended December 31, 1999 for the Fund were as follows:


------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                                  FULL MATURITY FIXED INCOME            BALANCED
                                                  ----------------------------------    --------------------------------
                                                  NUMBER OF     PREMIUMS                NUMBER OF      PREMIUMS
                                                  CONTRACTS     (000'S)                 CONTRACTS      (000'S)
------------------------------------------------------------------------------------------------------------------------
Options Outstanding at Beginning                         69      $       50,701               33        $       23,831
of Year

Options Written                                         181      $      127,632               89        $       62,920

Options Terminated in Closing                         (136)      $    (101,402)             (66)        $     (48,664)
Purchase Transactions

Options Expired                                        (79)            (70,704)             (38)              (14,934)
                                                  ---------     ---------------         --------       ---------------

Options Outstanding at December 31, 1999                 35      $       36,227               18        $       18,153
------------------------------------------------------------------------------------------------------------------------

The Limited Maturity and Diversified Equity Portfolios did not purchase or hold any options during the six months ended December 31, 1999.


--------------------------------------------------------------------------------

INVESTMENT OPTIONS
FULL MATURITY FIXED INCOME PORTFOLIO
Seeks over the long term the highest level of income consistent with preservation of capital. Invests primarily on high quality fixed income securities. There is no restriction on the maximum maturity of the securities purchased. The average dollar-weighted maturity will vary and may exceed 20 years.

LIMITED MATURITY FIXED INCOME PORTFOLIO
Seeks a high level of current income, consistent with preservation of capital and liquidity. Invests primarily in high quality fixed income securities and maintains an average dollar-weighted portfolio maturity of five years or less.

DIVERSIFIED EQUITY PORTFOLIO
Seeks long-term capital growth. Invests primarily in equity securities and securities having equity characteristics.

BALANCED PORTFOLIO
Seeks a combination of growth of capital and income. Invests varying proportions of its assets in equity and fixed income securities, with not less than 25 percent of total assets invested in fixed income securities.

REPURCHASE AGREEMENTS
The Fund may enter into repurchase agreements with respect to any of the types of securities in which they are authorized to invest without regard to the maturity of the underlying security. Repurchase agreements will be affected only with banks, savings institutions and broker-dealers. They involve the purchase by a Portfolio of a debt security with the condition that, after a stated period of time, the original seller will buy back the same security at a predetermined price or yield. Repurchase agreements are used to enhance liquidity and to earn income for periods as short as overnight. To minimize risk, the securities underlying each repurchase agreement will be maintained with the Fund's custodian, or a subcustodian, in an amount at least equal in value to the repurchase price under the agreement (including accrued interest thereunder), and such agreements will only be affected with parties that meet certain creditworthiness standards. However, in the event the other party to the repurchase agreement fails to repurchase the securities subject to such agreement, a Portfolio could suffer a loss to the extent it is precluded from selling the securities or, if due to delays, proceeds from the same are less than the repurchase price. The Fund had no outstanding repurchase agreements as of December 31, 1999.




--------------------------------------------------------------------------------

FEDERAL INCOME TAXES
No provision is made for Federal Income Taxes since the Portfolios elect to be taxed as "regulated investment companies" and make such distributions to their shareholders as to be relieved of all Federal income taxes under provisions of current Federal tax law. At June 30, 1999, the Funds' most recent fiscal year end, the approximate capital loss carryforwards for U.S. Federal income tax purposes for the Full Maturity Fixed Income Portfolio and Limited Maturity Fixed Income Portfolio were approximately $650,000 and $2.0 million respectively. These capital loss carryforwards expire beginning in the year ending June 30, 2003, and are available to offset future capital gains.

USE OF ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER INFORMATION
The accounts of the Fund are kept on the accrual basis of accounting. Securities transactions are recorded on the trade date. Realized gains or losses from sales of securities are determined on the specific identification cost basis. Dividend income is recognized on the ex-dividend date.

NOTE 2.
FUND DISTRIBUTIONS
The Full Maturity Fixed Income Portfolio and the Limited Maturity Fixed Income Portfolio declare income dividends from net investment income daily and pay these dividends monthly, on the last day of every month.

In the Diversified Equity Portfolio and Balanced Portfolio, dividends from net investment income are declared on the thirteenth day of the last month of each quarter; the ex-dividend date is the fourteenth; and payment is made on the fifteenth. The aggregate distributions of net investment income for the Diversified Equity Portfolio and Balanced Portfolio were $0.118 and $0.197 per share, respectively, during the six months ended December 31, 1999.

During the six months ended December 31, 1999, the Diversified Equity and Balanced Portfolios made a long-term capital gain distribution of $1.825 and $2.039 per share, respectively.

During the six months ended December 31, 1999, the Diversified Equity and Balanced Portfolios made a short-term capital gain distribution of $0.336 and $0.475 per share, respectively.



--------------------------------------------------------------------------------

NOTE 3.
DIRECTORS' FEES AND TRANSACTIONS WITH AFFILIATES
Directors not affiliated with Hewitt Associates LLC ("Hewitt") or American Hospital Association ("AHA") received $1,000 for each quarterly meeting and $500 for each special meeting of the Board of Directors, or committee thereof, (plus travel expenses). No remuneration has been paid to any principal or employee of the Fund's investment consultant, Hewitt, or any director or officer of AHA. The investments of the Portfolios are managed by various advisory organizations, which serve as the investment managers. The Fund pays no fees to Hewitt or to the investment managers.

Hewitt is compensated for its services by the shareholders pursuant to The Program Services Agreement it has with each shareholder, under which Hewitt provides asset allocation consulting and certain other services. The Fees of the investment managers are paid by Hewitt. The Program Service Fee is equal to .50% for the Full Maturity and Limited Maturity Portfolios and 0.75% for the Balanced and Diversified Equity Portfolios and is reflected in the total return as disclosed in the financial highlights tables.

Hewitt has voluntarily undertaken to pay certain expenses of the Portfolios (or to reimburse the Portfolios for certain expenses) as may be necessary to limit total expenses of the Portfolios to specified amounts. American Hospital Association Services, Inc. has, in this regard, agreed to reimburse Hewitt for one-half of the amounts incurred by Hewitt pursuant to this undertaking. The maximum expense as a percent of average net assets for the Full Maturity Fixed Income Portfolio, the Limited Maturity Fixed Income Portfolio, the Diversified Equity Portfolio, and the Balanced Portfolio is 0.50% (annual percentage). The Portfolios have reached asset levels which allow the reduction of expenses to percentage amounts below that set forth above. The Portfolios may reimburse Hewitt for the expenses of the Portfolios it voluntarily has absorbed on or after September 1, 1989, provided that such reimbursement does not cause the percentage expense limitations set forth above to be exceeded and is approved by the Board of Directors of the Fund. There is no commitment, however, by the Fund to make any such reimbursement. As of June 30, 1999, approximate expenses paid on behalf of or reimbursed to the Portfolio by Hewitt since September 1, 1989, were: $101,400 for the Full Maturity Fixed Income Portfolio; $41,000 for the Limited Maturity Fixed Income Portfolio; $116,000 for the Diversified Equity Portfolio; and $10,900 for the Balanced Portfolio.

NOTE 4.
SHORT-TERM DEBT
To facilitate portfolio liquidity, each Portfolio is authorized to borrow against portfolio securities. During the six months ended December 31, 1999, there were no borrowings.



--------------------------------------------------------------------------------

NOTE 5.
INVESTMENT TRANSACTIONS
The aggregate cost of purchases and proceeds from sales of securities (exclusive of short-term obligations) for the six months ended December 31, 1999 is presented below:

-----------------------------------------------------------------------
-----------------------------------------------------------------------
PORTFOLIO                           PURCHASES         SALES
-----------------------------------------------------------------------
Full Maturity Fixed Income            89,911,326        86,442,912

Limited Maturity Fixed Income         67,013,844        96,114,824

Diversified Equity                    37,089,044        38,169,669

Balanced                              47,649,342        56,412,773

-----------------------------------------------------------------------

At December 31, 1999 gross unrealized appreciation and depreciation of investments and futures on a tax basis and the cost of investments for financial reporting purposes and for Federal income tax purposes were as follows:

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                                                                                COST OF INVESTMENTS
                                                                                --------------------------------------
                                                                                FINANCIAL            FEDERAL
PORTFOLIO                              APPRECIATION         DEPRECIATION        REPORTING            INCOME TAX
----------------------------------------------------------------------------------------------------------------------
Full Maturity Fixed Income                  121,714             2,304,568            79,733,235           79,733,235

Limited Maturity Fixed Income                   342               740,837            74,553,978           74,553,978

Diversified Equity                       35,735,277             5,248,821           106,672,461          106,672,461

Balanced                                  9,174,001             1,776,179            45,516,653           45,516,653

----------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------

NOTE 6.
TRANSACTIONS IN CAPITAL STOCK SHARES

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                              FOR THE SIX MONTHS ENDED DECEMBER 31, 1999
                                              ---------------------------------------------------------------------------
                                              FULL                LIMITED
                                              MATURITY            MATURITY             DIVERSIFIED
                                              FIXED INCOME        FIXED INCOME         EQUITY             BALANCED
                                              PORTFOLIO           PORTFOLIO            PORTFOLIO          PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
Transactions in capital stock shares
were as follows:

Subscriptions of fund shares                       392,863             728,628             200,030            13,828
Investment income dividends
  reinvested                                       243,312             233,069              31,172            48,382
Capital Gains Distribution reinvested                    0                   0             602,343           684,844
                                              ------------        ------------         -----------        ----------
Gross increase in fund shares                      636,175             961,697             833,545           747,054
Redemptions of fund shares                        (260,296)         (3,854,334)           (186,910)       (1,015,006)
                                              -------------       -------------        ------------       -----------
Net increase (decrease) in fund shares             375,879          (2,892,637)            646,635          (267,952)
Beginning of Year                                7,452,459          10,266,996           5,729,370         4,309,240
                                              ------------        ------------         -----------        ----------
End of Period                                    7,828,338           7,374,359           6,376,005         4,041,288
                                              ------------        ------------         -----------        ----------
                                              ------------        ------------         -----------        ----------

------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                              FOR THE YEAR ENDED JUNE 30, 1999
                                              ---------------------------------------------------------------------------
                                              FULL                LIMITED
                                              MATURITY            MATURITY             DIVERSIFIED
                                              FIXED INCOME        FIXED INCOME         EQUITY             BALANCED
                                              PORTFOLIO           PORTFOLIO            PORTFOLIO          PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
Transactions in capital stock shares
were as follows:

Subscriptions of fund shares                     1,035,517           2,837,605           1,444,628           104,870
Investment income dividends
  reinvested                                       438,828             519,500              79,595            92,172
Capital Gains Distribution reinvested                    0                   0             450,011           436,139
                                              ---------------     ----------------     --------------     -------------
Gross increase in fund shares                    1,474,345           3,357,105           1,974,234           633,181
Redemptions of fund shares                       (1,079,427)        (5,777,512)           (453,783)         (385,827)
                                              ---------------     ----------------     --------------     -------------
Net increase (decrease) in fund shares             394,918          (2,420,407)          1,520,451           247,354
Beginning of Year                                7,057,541          12,687,403           4,208,919         4,061,886
                                              ---------------     ----------------     --------------     -------------
End of Year                                      7,452,459          10,266,996           5,729,370         4,309,240
                                              ---------------     ----------------     --------------     -------------
                                              ---------------     ----------------     --------------     -------------

------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

NOTE 7:
FINANCIAL HIGHLIGHTS
FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD:
FULL MATURITY FIXED INCOME PORTFOLIO

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
                                                    PERIOD ENDED JUNE 30
                                                    ------------------------------------------------------
                                                                                                           6 MONTHS ENDED
                                                    1996         1997           1998          1999         DECEMBER 31, 1999
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $9.88       $9.63           $9.79        $10.18           $9.85

INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                 0.65        0.65            0.64          0.60            0.31
   Net realized and unrealized gain (loss)
     on investments and futures                         (0.25)       0.16            0.39         (0.33)          (0.24)
                                                    -----------------------------------------------------------------------------
    Total from Investment Operations                     0.40        0.81            1.02          0.27            0.07

LESS DISTRIBUTIONS:
Net investment income                                   (0.65)      (0.65)          (0.64)        (0.60)          (0.31)
Net realized capital gains                              (0.00)      (0.00)          (0.00)        (0.00)          (0.00)
                                                    -----------------------------------------------------------------------------
   Total Distributions                                  (0.65)      (0.65)          (0.64)        (0.60)          (0.31)
                                                    -----------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                          $9.63       $9.79          $10.18         $9.85           $9.61
                                                    -----------------------------------------------------------------------------
                                                    -----------------------------------------------------------------------------

TOTAL RETURN ON NET ASSET VALUE (A)                      3.58%       8.09%          10.20%         2.11%           0.44%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)              $53,292     $50,796         $71,829       $73,420         $75,215
Ratio of Expenses to Average Net Assets (B)              0.21%       0.21%           0.17%         0.16%           0.17%
Ratio of Net Investment Income to
   Average Net Assets (B)                                6.52%       6.63%           6.19%         5.90%           6.02%
Portfolio turnover rate                                283.13%     304.93%         178.52%       273.61%         118.66%







---------------------------------------------------

(A) Total Return on Net Asset Value is net of the management fee of 0.50% per annum.
(B) Ratios include all management fees and expenses except for the program services fee.


--------------------------------------------------------------------------------

NOTE 7:
FINANCIAL HIGHLIGHTS
FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD:
LIMITED MATURITY FIXED INCOME PORTFOLIO

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
                                                    PERIOD ENDED JUNE 30
                                                    ------------------------------------------------------
                                                                                                           6 MONTHS ENDED
                                                    1996         1997           1998          1999         DECEMBER 31, 1999
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $10.22       $10.12         $10.16       $10.22         $10.20

INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                0.62         0.61           0.60         0.53           0.28
   Net realized and unrealized gain (loss)
     on investments and futures                        (0.10)        0.04           0.06        (0.02)         (0.08)
                                                    -----------------------------------------------------------------------------
    Total from Investment Operations                    0.52         0.65           0.66         0.51           0.20

LESS DISTRIBUTIONS:
Net investment income                                  (0.62)       (0.61)         (0.61)       (0.53)         (0.28)
Net realized capital gains                             (0.00)       (0.00)         (0.00)       (0.00)         (0.00)
                                                    -----------------------------------------------------------------------------
   Total Distributions                                 (0.62)       (0.61)         (0.61)       (0.53)         (0.28)
                                                    -----------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                        $10.12       $10.16         $10.22       $10.20         $10.12
                                                    -----------------------------------------------------------------------------
                                                    -----------------------------------------------------------------------------

TOTAL RETURN ON NET ASSET VALUE (A)                     4.66%        6.03%          6.11%        4.59%          1.67%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)            $201,196     $141,023       $129,717     $104,675        $74,597
Ratio of Expenses to Average Net Assets (B)             0.10%        0.12%          0.12%        0.12%          0.15%
Ratio of Net Investment Income to
   Average Net Assets (B)                               6.03%        6.04%          5.92%        5.30%          5.65%
Portfolio turnover rate                               132.75%      121.70%        144.97%      176.78%         76.66%







---------------------------------------------------

(A) Total Return on Net Asset Value is net of the management fee of 0.50% per annum.
(B) Ratios include all management fees and expenses except for the program services fee.


--------------------------------------------------------------------------------

NOTE 7:
FINANCIAL HIGHLIGHTS
FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD:
DIVERSIFIED EQUITY PORTFOLIO

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
                                                    PERIOD ENDED JUNE 30
                                                    ------------------------------------------------------
                                                                                                           6 MONTHS ENDED
                                                    1996         1997           1998          1999         DECEMBER 31, 1999
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $14.76       $17.59          $20.72         $20.37         $22.15

INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                 0.35         0.34            0.32           0.29           0.12
   Net realized and unrealized gain (loss)
     on investments and futures                          3.57         5.18            4.14           3.42           1.54
                                                    -----------------------------------------------------------------------------
    Total from Investment Operations                     3.92         5.52            4.46           3.71           1.66

LESS DISTRIBUTIONS:
Net investment income                                   (0.35)       (0.34)          (0.32)         (0.29)         (0.12)
Net realized capital gains                              (0.74)       (2.05)          (4.49)         (1.64)         (2.16)
                                                    -----------------------------------------------------------------------------
   Total Distributions                                  (1.09)       (2.39)          (4.81)         (1.93)         (2.28)
                                                    -----------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                         $17.59       $20.72          $20.37         $22.15         $21.53
                                                    -----------------------------------------------------------------------------
                                                    -----------------------------------------------------------------------------

TOTAL RETURN ON NET ASSET VALUE (A)                     26.42%       32.97%          24.05%         18.90%          7.52%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)              $54,435      $70,590         $85.736       $126,892       $137,250
Ratio of Expenses to Average Net
  Assets (B)                                             0.18%        0.17%           0.14%          0.10%          0.10%
Ratio of Net Investment Income to
  Average Net Assets (B)                                 2.09%        1.83%           1.51%          1.43%          1.13%
Portfolio turnover rate                                 57.76%       67.31%          65.82%         74.35%         30.61%







---------------------------------------------------

(A) Total Return on Net Asset Value is net of the management fee of 0.75% per annum.
(B) Ratios include all management fees and expenses except for the program services fee.


--------------------------------------------------------------------------------

NOTE 7:
FINANCIAL HIGHLIGHTS
FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD:
BALANCED PORTFOLIO

---------------------------------------------------------------------------------------------------------------------------------
                                                    PERIOD ENDED JUNE 30
                                                    ------------------------------------------------------
                                                                                                           6 MONTHS ENDED
                                                    1996         1997           1998          1999         DECEMBER 31, 1999
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $12.63      $13.38         $14.86        $14.61           $14.69

INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                  0.41        0.37           0.41          0.36             0.20
   Net realized and unrealized gain (loss)
     on investments and futures                           1.98        2.65           2.01          1.45             0.55
                                                    -----------------------------------------------------------------------------
    Total from Investment Operations                      2.39        3.02           2.42          1.81             0.75

LESS DISTRIBUTIONS:
Net investment income                                    (0.41)      (0.39)         (0.44)        (0.36)          (0..20)
Net realized capital gains                               (1.23)      (1.15)         (2.23)        (1.37)           (2.51)
                                                    -----------------------------------------------------------------------------
   Total Distributions                                   (1.64)      (1.54)         (2.67)        (1.73)           (2.71)
                                                    -----------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                          $13.38      $14.86         $14.61        $14.69           $12.73
                                                    -----------------------------------------------------------------------------
                                                    -----------------------------------------------------------------------------

TOTAL RETURN ON NET ASSET VALUE (A)                      19.20%      23.23%         16.79%        13.10%           5.37%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)               $43,130     $52,137        $59,360       $63,301         $51,458
Ratio of Expenses to Average Net
  Assets (B)                                              0.23%       0.23%          0.18%         0.18%           0.24%
Ratio of Net Investment Income to
  Average Net Assets (B)                                  3.08%       2.81%          2.86%         2.55%           2.47%
Portfolio turnover rate                                 146.69%     173.60%        169.04%       206.43%          89.71%







---------------------------------------------------

(A) Total Return on Net Asset Value is net of the management fee of 0.75% per annum.
(B) Ratios include all management fees and expenses except for the program services fee.


--------------------------------------------------------------------------------